NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two -year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI) Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB) Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund- Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 8, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 30, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 17, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from August 24, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from September 8, 2023 (inception) to December 31, 2023.

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from September 19, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 7, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 8, 2024 (inception) to December 31, 2024.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 20, 2024 (inception) to December 31, 2024.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 3, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 6, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 7, 2024 (inception) to December 31, 2024.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 3, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 10, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 26, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period September 23, 2024 (inception) to December 31, 2024.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period September 26, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period October 23, 2024 (inception) to December 31, 2024.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
ALVGIA	8,310	$271,023	$263,259	$-	$263,259	$-	$263,259	$263,259	$-	$263,259
ALVIVB	1,828	22,233	27,526	-	27,526	-	27,526	27,526	-	27,526
ALVPGB	4,940	390,353	393,823	1	393,824	-	393,824	393,824	-	393,824
ALVSVA	118,753	2,085,156	2,175,546	-	2,175,546	1	2,175,545	2,175,545	-	2,175,545
ALCAI2	53,483	4,945,592	6,197,110	2	6,197,112	-	6,197,112	6,197,112	-	6,197,112
SVDF	12,463	267,257	301,229	-	301,229	-	301,229	301,229	-	301,229
AAEIP3	12,810	138,434	182,932	-	182,932	-	182,932	182,932	-	182,932
AMVAA4	206,950	5,168,386	5,258,603	-	5,258,603	1	5,258,602	5,258,602	-	5,258,602
AMVBC4	406,416	5,795,203	6,640,831	-	6,640,831	-	6,640,831	6,640,831	-	6,640,831
AMVBD4	949,127	9,101,394	8,608,584	-	8,608,584	-	8,608,584	8,608,584	-	8,608,584
AMVCB4	35,984	450,012	444,763	-	444,763	-	444,763	444,763	-	444,763
AMVGG4	379,176	13,498,957	13,623,781	-	13,623,781	1	13,623,780	13,623,780	-	13,623,780
AMVGI4	124,950	7,413,727	8,389,146	-	8,389,146	-	8,389,146	8,389,146	-	8,389,146
AMVGL4	15,241	197,328	192,949	-	192,949	-	192,949	192,949	-	192,949
AMVGR4	152,005	15,047,260	18,602,419	-	18,602,419	-	18,602,419	18,602,419	-	18,602,419
AMVGS4	29,854	520,193	507,811	-	507,811	-	507,811	507,811	-	507,811
AMVHI4	38,170	380,794	384,373	-	384,373	-	384,373	384,373	-	384,373
AMVI4	41,400	725,333	722,851	-	722,851	-	722,851	722,851	-	722,851
AMVNW4	172,409	4,570,277	4,499,885	1	4,499,886	-	4,499,886	4,499,886	-	4,499,886
AMVUA4	125,544	1,223,438	1,185,132	-	1,185,132	-	1,185,132	1,185,132	-	1,185,132
PIVF2	66,404	1,200,012	1,248,390	-	1,248,390	-	1,248,390	1,248,390	-	1,248,390
BRVDA3	1,450	21,434	19,616	-	19,616	-	19,616	19,616	-	19,616
BRVHY3	242,529	1,638,186	1,673,450	8,770	1,682,220	-	1,682,220	1,682,220	-	1,682,220
BRVTR3	594,642	6,548,191	5,827,493	19,626	5,847,119	-	5,847,119	5,847,119	-	5,847,119
CVN1IF	7,791	1,238,545	1,266,105	1	1,266,106	-	1,266,106	1,266,106	-	1,266,106
CVSBF	41,638	110,603	112,422	1	112,423	-	112,423	112,423	-	112,423
CLVGT2	9,591	254,504	271,038	-	271,038	-	271,038	271,038	-	271,038
CLVHY2	14,229	85,759	86,511	-	86,511	1	86,510	86,510	-	86,510
DWVSVS	39,855	1,552,465	1,604,164	-	1,604,164	2	1,604,162	1,604,162	-	1,604,162
DFVEA	591,197	8,859,634	9,376,377	1	9,376,378	-	9,376,378	9,376,378	-	9,376,378
DFVGB	431,899	4,287,459	4,206,699	-	4,206,699	-	4,206,699	4,206,699	-	4,206,699
DFVGMI	81,361	1,255,718	1,330,260	1	1,330,261	-	1,330,261	1,330,261	-	1,330,261
DFVIS	116,967	1,407,465	1,355,652	-	1,355,652	-	1,355,652	1,355,652	-	1,355,652
DFVIV	182,770	2,566,277	2,494,815	-	2,494,815	-	2,494,815	2,494,815	-	2,494,815
DFVSTF	411,883	4,205,557	4,147,665	-	4,147,665	-	4,147,665	4,147,665	-	4,147,665
DFVULV	170,552	5,664,974	5,551,473	-	5,551,473	2	5,551,471	5,551,471	-	5,551,471

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
DFVUTV	171,946	3,944,776	3,880,825	-	3,880,825	1	3,880,824	3,880,824	-	3,880,824
ETVFR	297,120	2,582,203	2,558,204	2	2,558,206	-	2,558,206	2,558,206	-	2,558,206
FB2	357,311	8,167,262	8,464,688	-	8,464,688	1	8,464,687	8,464,687	-	8,464,687
FC2	140,956	7,817,251	7,823,048	-	7,823,048	1	7,823,047	7,823,047	-	7,823,047
FEMS2	50,080	529,394	574,414	-	574,414	-	574,414	574,414	-	574,414
FG2	38,393	4,076,860	3,560,612	-	3,560,612	-	3,560,612	3,560,612	-	3,560,612
FGI2	111,175	3,046,254	3,271,878	-	3,271,878	-	3,271,878	3,271,878	-	3,271,878
FGO2	15,103	1,059,219	1,213,526	-	1,213,526	1	1,213,525	1,213,525	-	1,213,525
FIGBP2	459,527	5,212,493	4,880,174	-	4,880,174	1	4,880,173	4,880,173	-	4,880,173
FNRS2	59,564	1,532,790	1,490,879	-	1,490,879	-	1,490,879	1,490,879	-	1,490,879
FVFRHI	163,839	1,649,722	1,625,285	-	1,625,285	-	1,625,285	1,625,285	-	1,625,285
FVICA2	62,859	1,394,125	1,412,446	-	1,412,446	-	1,412,446	1,412,446	-	1,412,446
FVSIS2	544,350	5,726,724	5,753,775	1	5,753,776	-	5,753,776	5,753,776	-	5,753,776
FVSS2	77,362	1,321,058	1,216,899	-	1,216,899	1	1,216,898	1,216,898	-	1,216,898
FEOVF	113,874	2,817,738	2,665,793	-	2,665,793	-	2,665,793	2,665,793	-	2,665,793
FTVGI2	526	6,470	5,987	1	5,988	-	5,988	5,988	-	5,988
GVMSAS	77,143	699,298	688,887	1	688,888	-	688,888	688,888	-	688,888
GVSSCS	166,715	2,207,639	2,208,972	1	2,208,973	-	2,208,973	2,208,973	-	2,208,973
GVFRB	115,540	2,883,347	2,880,403	-	2,880,403	-	2,880,403	2,880,403	-	2,880,403
GVTRBE	163,675	2,294,617	2,337,272	1	2,337,273	-	2,337,273	2,337,273	-	2,337,273
RCPF	228	15,583	16,024	-	16,024	-	16,024	16,024	-	16,024
RFSF	429	42,991	49,510	-	49,510	1	49,509	49,509	-	49,509
RTEL	699	36,443	44,466	1	44,467	-	44,467	44,467	-	44,467
SBLP	46	1,147	1,130	-	1,130	-	1,130	1,130	-	1,130
IVRE	2,719	39,308	36,411	-	36,411	-	36,411	36,411	-	36,411
OVGIS	9,322	197,010	184,664	-	184,664	2	184,662	184,662	-	184,662
OVGSS	5,861	228,497	226,584	1	226,585	-	226,585	226,585	-	226,585
OVIG	211,244	440,233	388,689	1	388,690	-	388,690	388,690	-	388,690
WRMCG	164,176	1,807,148	1,630,266	-	1,630,266	-	1,630,266	1,630,266	-	1,630,266
JABS	30,301	1,627,955	1,648,071	-	1,648,071	-	1,648,071	1,648,071	-	1,648,071
JAFBS	141,066	1,686,678	1,533,391	-	1,533,391	-	1,533,391	1,533,391	-	1,533,391
JAGSEI	8,141	92,266	93,619	-	93,619	-	93,619	93,619	-	93,619
JAGTS	427,933	7,931,454	9,055,064	-	9,055,064	1	9,055,063	9,055,063	-	9,055,063
JAIGS	7,205	288,427	300,970	2	300,972	-	300,972	300,972	-	300,972
JAMGS	18,936	1,331,555	1,414,885	1	1,414,886	-	1,414,886	1,414,886	-	1,414,886
JAWGS	1,866	126,146	130,536	-	130,536	1	130,535	130,535	-	130,535
JHEMV2	13,462	136,304	126,681	-	126,681	-	126,681	126,681	-	126,681

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
JHEVTN	7,074	71,307	66,425	-	66,425	-	66,425	66,425	-	66,425
LZREMS	2,450	53,235	53,046	-	53,046	-	53,046	53,046	-	53,046
LVCLGI	20,672	817,821	980,465	-	980,465	1	980,464	980,464	-	980,464
SBVSG2	34,365	867,228	875,272	2	875,274	-	875,274	875,274	-	875,274
LACIPS	21,894	200,880	200,638	-	200,638	1	200,637	200,637	-	200,637
LACMVS	24,132	464,765	474,899	-	474,899	-	474,899	474,899	-	474,899
LACVS	9,100	108,056	111,444	-	111,444	-	111,444	111,444	-	111,444
LOVBD	446,462	4,773,661	4,643,202	-	4,643,202	1	4,643,201	4,643,201	-	4,643,201
LOVTRC	119,474	1,767,517	1,659,495	-	1,659,495	-	1,659,495	1,659,495	-	1,659,495
MEGSS	29,353	1,821,439	1,968,975	2	1,968,977	-	1,968,977	1,968,977	-	1,968,977
MNDSC	63,907	683,342	686,999	-	686,999	-	686,999	686,999	-	686,999
MV2RIS	66,538	1,178,783	1,121,825	1	1,121,826	-	1,121,826	1,121,826	-	1,121,826
MV3MVS	126,413	1,292,939	1,317,227	-	1,317,227	1	1,317,226	1,317,226	-	1,317,226
MVFSC	106,928	2,273,951	2,246,550	-	2,246,550	-	2,246,550	2,246,550	-	2,246,550
MVIGSC	27,834	439,203	431,990	-	431,990	-	431,990	431,990	-	431,990
MVUSC	15,237	518,164	509,217	-	509,217	1	509,216	509,216	-	509,216
MGRFV	4,948	58,208	55,564	-	55,564	-	55,564	55,564	-	55,564
MSEMB	3,707	23,731	20,130	1	20,131	-	20,131	20,131	-	20,131
MSVEG2	38,513	397,871	570,383	1	570,384	-	570,384	570,384	-	570,384
DTRTFY	320,086	2,745,011	2,567,088	-	2,567,088	-	2,567,088	2,567,088	-	2,567,088
EIF	52,407	1,080,087	1,060,201	-	1,060,201	2	1,060,199	1,060,199	-	1,060,199
GBF	4,757	48,623	44,006	-	44,006	-	44,006	44,006	-	44,006
GEM2	6,114	62,374	65,910	-	65,910	-	65,910	65,910	-	65,910
GIG	74,137	824,316	865,184	-	865,184	-	865,184	865,184	-	865,184
GVDMA	9,306	89,141	94,178	1	94,179	-	94,179	94,179	-	94,179
GVDMC	263,171	2,624,075	2,568,550	-	2,568,550	-	2,568,550	2,568,550	-	2,568,550
GVEXD	4,865,852	47,984,654	55,616,684	-	55,616,684	-	55,616,684	55,616,684	-	55,616,684
GVIDA	107,298	1,166,909	1,233,926	-	1,233,926	1	1,233,925	1,233,925	-	1,233,925
GVIDC	141,398	1,413,833	1,382,875	-	1,382,875	-	1,382,875	1,382,875	-	1,382,875
GVIDM	117,375	1,158,376	1,106,846	-	1,106,846	1	1,106,845	1,106,845	-	1,106,845
GVIXY	581,872	6,256,059	6,132,935	1	6,132,936	-	6,132,936	6,132,936	-	6,132,936
HIBF	58,926	346,900	342,947	-	342,947	-	342,947	342,947	-	342,947
IDPG2	1,336,540	14,924,031	14,875,693	-	14,875,693	-	14,875,693	14,875,693	-	14,875,693
IDPGI2	235,518	2,482,579	2,600,113	-	2,600,113	-	2,600,113	2,600,113	-	2,600,113
MCIFD	370,545	7,191,379	7,492,429	1	7,492,430	-	7,492,430	7,492,430	-	7,492,430
MSBF	376,014	3,348,285	3,252,517	-	3,252,517	-	3,252,517	3,252,517	-	3,252,517
NAMAA2	5,347,596	56,613,840	59,304,844	-	59,304,844	1	59,304,843	59,304,843	-	59,304,843

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
NAMGI2	18,109	269,741	297,353	-	297,353	-	297,353	297,353	-	297,353
NCPG2	981,762	12,162,885	13,283,236	-	13,283,236	-	13,283,236	13,283,236	-	13,283,236
NCPGI2	119,265	1,407,436	1,518,247	-	1,518,247	-	1,518,247	1,518,247	-	1,518,247
NVAMV2	74,365	1,319,955	1,306,599	-	1,306,599	-	1,306,599	1,306,599	-	1,306,599
NVBXD	612,766	5,765,103	5,533,277	-	5,533,277	-	5,533,277	5,533,277	-	5,533,277
NVCCA2	44,333	469,296	529,339	-	529,339	-	529,339	529,339	-	529,339
NVCCN2	131,115	1,422,504	1,431,777	-	1,431,777	-	1,431,777	1,431,777	-	1,431,777
NVCMA2	47,000	497,856	541,439	-	541,439	-	541,439	541,439	-	541,439
NVCMC2	125,839	1,350,772	1,463,511	-	1,463,511	-	1,463,511	1,463,511	-	1,463,511
NVCMD2	29,230	320,324	351,634	-	351,634	-	351,634	351,634	-	351,634
NVCRA2	111,951	1,510,116	1,575,146	-	1,575,146	-	1,575,146	1,575,146	-	1,575,146
NVCRB2	493,433	5,585,550	5,940,928	1	5,940,929	-	5,940,929	5,940,929	-	5,940,929
NVDBL2	209,695	2,650,603	2,958,793	-	2,958,793	-	2,958,793	2,958,793	-	2,958,793
NVDCA2	1,688	18,239	23,332	-	23,332	-	23,332	23,332	-	23,332
NVFIY	161,250	1,608,802	1,485,109	-	1,485,109	-	1,485,109	1,485,109	-	1,485,109
NVGEY	104,627	1,504,629	1,808,994	-	1,808,994	-	1,808,994	1,808,994	-	1,808,994
NVLCPY	84,278	842,303	825,083	-	825,083	-	825,083	825,083	-	825,083
NVMGA2	19,649	238,283	243,653	1	243,654	-	243,654	243,654	-	243,654
NVMIG6	1,510	10,714	11,419	-	11,419	-	11,419	11,419	-	11,419
NVMIVZ	14,443	161,671	165,810	-	165,810	-	165,810	165,810	-	165,810
NVMLG1	7,830	73,184	76,581	-	76,581	1	76,580	76,580	-	76,580
NVMMG2	41,397	220,892	264,939	-	264,939	-	264,939	264,939	-	264,939
NVMMV1	111,941	918,378	904,485	-	904,485	-	904,485	904,485	-	904,485
NVNMO2	20,182	225,216	195,157	-	195,157	1	195,156	195,156	-	195,156
NVNSR2	95,270	1,250,481	1,082,263	-	1,082,263	1	1,082,262	1,082,262	-	1,082,262
NVRE2	28,713	222,574	225,686	-	225,686	-	225,686	225,686	-	225,686
NVSIXD	1,064,749	8,439,579	9,348,495	-	9,348,495	-	9,348,495	9,348,495	-	9,348,495
NVSTB2	7,069	69,836	68,502	-	68,502	-	68,502	68,502	-	68,502
SAM	34,092,053	34,092,053	34,092,053	1	34,092,054	-	34,092,054	34,092,054	-	34,092,054
SCF	12,689	244,726	253,409	-	253,409	-	253,409	253,409	-	253,409
SCGF2	36,241	441,993	502,658	-	502,658	-	502,658	502,658	-	502,658
SCVF	45,014	431,221	444,285	-	444,285	-	444,285	444,285	-	444,285
TRF2	18,588	421,735	424,358	-	424,358	-	424,358	424,358	-	424,358
MNCPS2	40,464	609,864	612,163	-	612,163	1	612,162	612,162	-	612,162
PMUBAM	100,140	862,671	875,221	-	875,221	-	875,221	875,221	-	875,221
PMVAAD	13,266	126,305	118,598	-	118,598	-	118,598	118,598	-	118,598
PMVEBA	12,135	131,155	129,113	-	129,113	1	129,112	129,112	-	129,112

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
PMVFAD	3,134	22,666	22,160	-	22,160	-	22,160	22,160	-	22,160
PMVFHA	10,633	107,833	106,329	-	106,329	-	106,329	106,329	-	106,329
PMVHYA	19,299	137,173	139,724	-	139,724	1	139,723	139,723	-	139,723
PMVID	1,537,700	15,556,585	15,207,853	-	15,207,853	2	15,207,851	15,207,851	-	15,207,851
PMVLDA	137,948	1,317,585	1,329,818	-	1,329,818	-	1,329,818	1,329,818	-	1,329,818
PMVLGA	119,081	920,772	865,720	2	865,722	-	865,722	865,722	-	865,722
PMVRRA	17,215	210,616	198,145	-	198,145	2	198,143	198,143	-	198,143
PMVRSA	56,912	330,683	310,169	1	310,170	-	310,170	310,170	-	310,170
PMVTRA	715,202	6,813,803	6,465,429	-	6,465,429	-	6,465,429	6,465,429	-	6,465,429
PVSTA	522,380	5,352,602	5,390,966	-	5,390,966	3	5,390,963	5,390,963	-	5,390,963
PVDIB	111,035	513,133	512,981	-	512,981	-	512,981	512,981	-	512,981
PVGPB	1,040	16,292	16,396	-	16,396	-	16,396	16,396	-	16,396
PVIB	71,208	619,407	571,085	-	571,085	-	571,085	571,085	-	571,085
PVIGIB	14,722	166,474	177,256	-	177,256	-	177,256	177,256	-	177,256
PVNOB	7,778	320,018	375,681	-	375,681	-	375,681	375,681	-	375,681
PVTIGB	4,088	61,912	62,913	1	62,914	-	62,914	62,914	-	62,914
TRBCG2	70,786	3,519,511	3,988,784	-	3,988,784	2	3,988,782	3,988,782	-	3,988,782
TRHS2	42,177	2,241,964	2,008,477	-	2,008,477	1	2,008,476	2,008,476	-	2,008,476
TRMCG2	11,041	314,981	293,590	-	293,590	1	293,589	293,589	-	293,589
VEEMS	3,480	30,033	31,109	1	31,110	-	31,110	31,110	-	31,110
VVGGS	46,028	396,693	429,440	-	429,440	-	429,440	429,440	-	429,440
VWHAS	17,994	467,092	432,762	-	432,762	-	432,762	432,762	-	432,762
VVB	350,986	8,232,348	8,693,933	-	8,693,933	1	8,693,932	8,693,932	-	8,693,932
VVCG	51,932	2,269,615	2,645,415	-	2,645,415	-	2,645,415	2,645,415	-	2,645,415
VVDV	347,373	5,311,792	5,783,761	1	5,783,762	-	5,783,762	5,783,762	-	5,783,762
VVEI	481,807	12,368,050	12,074,073	1	12,074,074	-	12,074,074	12,074,074	-	12,074,074
VVEIX	645,050	45,073,800	46,533,921	-	46,533,921	1	46,533,920	46,533,920	-	46,533,920
VVG	390,030	10,900,570	13,120,622	-	13,120,622	1	13,120,621	13,120,621	-	13,120,621
VVGBI	34,752	665,455	639,782	1	639,783	-	639,783	639,783	-	639,783
VVHGB	3,116,730	33,825,753	32,600,995	-	32,600,995	-	32,600,995	32,600,995	-	32,600,995
VVHYB	192,660	1,415,371	1,425,681	-	1,425,681	-	1,425,681	1,425,681	-	1,425,681
VVI	177,156	4,484,613	4,535,185	-	4,535,185	1	4,535,184	4,535,184	-	4,535,184
VVMCI	297,644	7,126,711	7,988,775	-	7,988,775	-	7,988,775	7,988,775	-	7,988,775
VVREI	156,250	1,938,041	1,834,371	1	1,834,372	-	1,834,372	1,834,372	-	1,834,372
VVSCG	54,680	1,037,284	1,066,815	-	1,066,815	-	1,066,815	1,066,815	-	1,066,815
VVSTC	1,283,710	13,070,661	13,376,254	1	13,376,255	-	13,376,255	13,376,255	-	13,376,255
VVTISI	431,514	8,935,477	9,225,777	-	9,225,777	-	9,225,777	9,225,777	-	9,225,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity
VVTSM	391,011	18,668,374	21,959,184	-	21,959,184	-	21,959,184	21,959,184	-	21,959,184

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVIVB	ALVPGB	ALVSVA	ALCAI2	SVDF	AAEIP3	ARLPE3

Reinvested dividends	$-	636	-	18,832	-	-	6,633	-

Mortality and expense risk charges (note 2)	(74)	(42)	(275)	(2,997)	(5,012)	(546)	(277)	(1)

Net investment income (loss)	(74)	594	(275)	15,835	(5,012)	(546)	6,356	(1)

Realized gain (loss) on investments	36	195	747	(87,440)	198,857	(120,887)	14,486	362

Change in unrealized gain (loss) on investments	(7,764)	521	3,470	157,252	1,003,218	185,700	36,392	(291)

Net gain (loss) on investments	(7,728)	716	4,217	69,812	1,202,075	64,813	50,878	71

Reinvested capital gains	-	-	13,545	107,229	-	-	5,333	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,802)	1,310	17,487	192,876	1,197,063	64,267	62,567	70

Investment Activity*:	AMVAA4	AMVBC4	AMVBD4	AMVCB4	AMVGG4	AMVGI4	AMVGL4	AMVGR4

Reinvested dividends	$95,331	85,245	322,355	2,128	145,216	67,601	1,978	23,245

Mortality and expense risk charges (note 2)	(6,514)	(8,079)	(10,201)	-	(11,962)	(9,162)	(52)	(20,533)

Net investment income (loss)	88,817	77,166	312,154	2,128	133,254	58,439	1,926	2,712

Realized gain (loss) on investments	(174,535)	2,250	(246,693)	157	(123,694)	115,105	(628)	(211,081)

Change in unrealized gain (loss) on investments	556,502	746,178	(57,918)	(5,249)	331,489	784,078	(4,379)	3,521,067

Net gain (loss) on investments	381,967	748,428	(304,611)	(5,092)	207,795	899,183	(5,007)	3,309,986

Reinvested capital gains	166,725	39,552	-	-	184,338	235,150	-	299,097

Net increase (decrease) in contract owners’ equity resulting from operations	$637,509	865,146	7,543	(2,964)	525,387	1,192,772	(3,081)	3,611,795

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVGS4	AMVHI4	AMVI4	AMVNW4	AMVUA4	PIVF2	BRVDA3	BRVHY3

Reinvested dividends	$2,109	21,626	7,287	50,925	42,582	3,135	409	79,378

Mortality and expense risk charges (note 2)	(474)	(521)	(1,244)	(6,117)	(1,206)	(734)	(4)	(1,894)

Net investment income (loss)	1,635	21,105	6,043	44,808	41,376	2,401	405	77,484

Realized gain (loss) on investments	7,123	7,396	(71,817)	(159,860)	(7,901)	5,659	(6)	3,349

Change in unrealized gain (loss) on investments	(18,282)	1,646	102,943	296,322	(33,450)	48,377	(1,818)	6,461

Net gain (loss) on investments	(11,159)	9,042	31,126	136,462	(41,351)	54,036	(1,824)	9,810

Reinvested capital gains	8,405	-	-	18,979	-	505	1,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,119)	30,147	37,169	200,249	25	56,942	(320)	87,294

Investment Activity*:	BRVTR3	CVN1IF	CVSBF	CLVGT2	CLVHY2	DWVSVS	DFVEA	DFVGB

Reinvested dividends	$242,169	4,026	1,035	-	4,547	5,367	169,631	204,537

Mortality and expense risk charges (note 2)	(8,961)	(795)	(54)	(122)	(101)	(1,459)	(32,019)	(16,717)

Net investment income (loss)	233,208	3,231	981	(122)	4,446	3,908	137,612	187,820

Realized gain (loss) on investments	(180,587)	27,869	172	211	105	8,401	25,118	(34,159)

Change in unrealized gain (loss) on investments	18,970	27,561	1,819	16,533	121	28,704	442,742	2,848

Net gain (loss) on investments	(161,617)	55,430	1,991	16,744	226	37,105	467,860	(31,311)

Reinvested capital gains	-	79,157	1,066	5,095	-	20,161	107,233	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,591	137,818	4,038	21,717	4,672	61,174	712,705	156,509

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FB2

Reinvested dividends	$35,622	44,412	95,335	192,923	109,675	54,244	201,997	114,987

Mortality and expense risk charges (note 2)	(7,268)	(6,146)	(8,742)	(19,191)	(24,421)	(15,637)	(3,876)	(6,302)

Net investment income (loss)	28,354	38,266	86,593	173,732	85,254	38,607	198,121	108,685

Realized gain (loss) on investments	28,954	(47,878)	13,074	49,798	133,609	(30,222)	(18,088)	20,729

Change in unrealized gain (loss) on investments	97,878	11,074	(122,784)	(38,980)	(231,560)	(53,363)	6,207	250,256

Net gain (loss) on investments	126,832	(36,804)	(109,710)	10,818	(97,951)	(83,585)	(11,881)	270,985

Reinvested capital gains	7,607	34,733	49,203	-	552,586	264,242	-	63,833

Net increase (decrease) in contract owners’ equity resulting from operations	$162,793	36,195	26,086	184,550	539,889	219,264	186,240	443,503

Investment Activity*:	FC2	FEMS2	FG2	FGI2	FGO2	FIGBP2	FNRS2	FVFRHI

Reinvested dividends	$1,533	6,723	-	40,081	-	163,151	29,830	101,316

Mortality and expense risk charges (note 2)	(8,900)	(943)	(4,325)	(3,679)	(1,171)	(7,009)	(1,928)	(1,526)

Net investment income (loss)	(7,367)	5,780	(4,325)	36,402	(1,171)	156,142	27,902	99,790

Realized gain (loss) on investments	523,768	13,555	586,037	72,194	108,219	(194,611)	27,489	1,296

Change in unrealized gain (loss) on investments	(36,791)	73,684	(755,813)	120,057	121,683	78,541	(47,701)	(20,219)

Net gain (loss) on investments	486,977	87,239	(169,776)	192,251	229,902	(116,070)	(20,212)	(18,923)

Reinvested capital gains	878,274	-	766,313	209,243	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,357,884	93,019	592,212	437,896	228,731	40,072	7,690	80,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	FVICA2	FVSIS2	FVSS2	FEOVF	FTVGI2	GVMSAS	GVSSCS	GVFRB

Reinvested dividends	$7,804	200,935	8,769	46,989	-	18,717	17,250	222,089

Mortality and expense risk charges (note 2)	(1,762)	(6,968)	(1,493)	(3,889)	(10)	(934)	(2,179)	(4,065)

Net investment income (loss)	6,042	193,967	7,276	43,100	(10)	17,783	15,071	218,024

Realized gain (loss) on investments	102,825	(256,014)	118,924	(16,935)	5	(12,906)	(7,532)	40,281

Change in unrealized gain (loss) on investments	(36,609)	296,238	(179,052)	99,847	(766)	15,683	23,463	(86,267)

Net gain (loss) on investments	66,216	40,224	(60,128)	82,912	(761)	2,777	15,931	(45,986)

Reinvested capital gains	-	-	156,702	18,575	-	-	183,140	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,258	234,191	103,850	144,587	(771)	20,560	214,142	172,038

Investment Activity*:	GVTRBE	RCPF	RFSF	RTEL	SBLP	IVRE	OVGIS	OVGSS

Reinvested dividends	$141,081	242	372	566	67	948	-	-

Mortality and expense risk charges (note 2)	(5,165)	(23)	(115)	(82)	(1)	(56)	(266)	(344)

Net investment income (loss)	135,916	219	257	484	66	892	(266)	(344)

Realized gain (loss) on investments	(239,864)	43	36,608	4,215	(2)	(954)	(15,574)	(18,848)

Change in unrealized gain (loss) on investments	224,628	417	(20,272)	4,280	15	(466)	33,960	38,860

Net gain (loss) on investments	(15,236)	460	16,336	8,495	13	(1,420)	18,386	20,012

Reinvested capital gains	-	-	164	-	-	-	17,879	13,442

Net increase (decrease) in contract owners’ equity resulting from operations	$120,680	679	16,757	8,979	79	(528)	35,999	33,110

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	OVIG	WRENG	WRMCG	JABS	JAFBS	JAGSEI	JAGTS	JAIGS

Reinvested dividends	$2,667	692	-	27,120	58,763	127	-	3,998

Mortality and expense risk charges (note 2)	(634)	(18)	(2,430)	(2,166)	(2,004)	(70)	(8,005)	(455)

Net investment income (loss)	2,033	674	(2,430)	24,954	56,759	57	(8,005)	3,543

Realized gain (loss) on investments	(38,862)	(702)	(225,361)	180,197	(30,436)	1,639	216,653	10,459

Change in unrealized gain (loss) on investments	3,652	1,256	210,241	(956)	(7,760)	(977)	908,244	5,735

Net gain (loss) on investments	(35,210)	554	(15,120)	179,241	(38,196)	662	1,124,897	16,194

Reinvested capital gains	27,353	-	46,684	-	-	524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,824)	1,228	29,134	204,195	18,563	1,243	1,116,892	19,737

Investment Activity*:	JAMGS	JAWGS	JHEMV2	JHEVTN	LZREMS	LVCLGI	SBVSG2	LACIPS

Reinvested dividends	$4,160	289	5,007	4,350	1,732	-	-	6,624

Mortality and expense risk charges (note 2)	(1,287)	(94)	(342)	(199)	(78)	(1,264)	(1,278)	(235)

Net investment income (loss)	2,873	195	4,665	4,151	1,654	(1,264)	(1,278)	6,389

Realized gain (loss) on investments	19,502	(31)	1,087	(2,896)	267	15,185	(123,618)	1,584

Change in unrealized gain (loss) on investments	63,254	4,390	(7,137)	(5,978)	1,810	137,323	132,417	(242)

Net gain (loss) on investments	82,756	4,359	(6,050)	(8,874)	2,077	152,508	8,799	1,342

Reinvested capital gains	25,913	348	-	-	-	41,234	33,073	-

Net increase (decrease) in contract owners’ equity resulting from operations	$111,542	4,902	(1,385)	(4,723)	3,731	192,478	40,594	7,731

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	LACMVS	LACVS	LOVBD	LOVTRC	MEGSS	MNDSC	MV2RIS	MV3MVS

Reinvested dividends	$9,320	2,386	256,305	75,671	-	-	16,754	9,086

Mortality and expense risk charges (note 2)	(487)	(117)	(6,830)	(2,057)	(1,980)	(461)	(1,765)	(1,279)

Net investment income (loss)	8,833	2,269	249,475	73,614	(1,980)	(461)	14,989	7,807

Realized gain (loss) on investments	3,568	510	(209,544)	(60,856)	71,096	1,975	(5,596)	14,606

Change in unrealized gain (loss) on investments	10,134	3,388	245,001	18,837	141,278	3,657	26,653	24,759

Net gain (loss) on investments	13,702	3,898	35,457	(42,019)	212,374	5,632	21,057	39,365

Reinvested capital gains	8,581	1,016	-	-	114,998	-	-	36,782

Net increase (decrease) in contract owners’ equity resulting from operations	$31,116	7,183	284,932	31,595	325,392	5,171	36,046	83,954

Investment Activity*:	MVFSC	MVIGSC	MVUSC	MGRFV	MSEMB	MSVEG2	DTRTFY	EIF

Reinvested dividends	$24,706	2,045	6,770	912	3,537	-	230,766	23,585

Mortality and expense risk charges (note 2)	(2,745)	(281)	(588)	(94)	(49)	(744)	(3,784)	(1,480)

Net investment income (loss)	21,961	1,764	6,182	818	3,488	(744)	226,982	22,105

Realized gain (loss) on investments	(19,891)	2,524	(19,175)	(251)	(4,749)	95,757	(118,717)	(10,188)

Change in unrealized gain (loss) on investments	18,504	(8,088)	33,795	786	4,820	102,415	(22,466)	23,972

Net gain (loss) on investments	(1,387)	(5,564)	14,620	535	71	198,172	(141,183)	13,784

Reinvested capital gains	131,248	803	9,426	602	-	-	-	42,601

Net increase (decrease) in contract owners’ equity resulting from operations	$151,822	(2,997)	30,228	1,955	3,559	197,428	85,799	78,490

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	GBF	GEM2	GIG	GVDMA	GVDMC	GVEXD	GVIDA	GVIDC

Reinvested dividends	$1,515	848	17,026	-	-	557,845	-	-

Mortality and expense risk charges (note 2)	(77)	(82)	(1,102)	(161)	(4,037)	(60,084)	(1,402)	(2,013)

Net investment income (loss)	1,438	766	15,924	(161)	(4,037)	497,761	(1,402)	(2,013)

Realized gain (loss) on investments	(1,791)	902	7,679	(45,614)	(156,345)	2,669,430	(92,463)	2,006

Change in unrealized gain (loss) on investments	1,150	2,230	53,593	54,471	305,321	4,911,554	187,118	49,134

Net gain (loss) on investments	(641)	3,132	61,272	8,857	148,976	7,580,984	94,655	51,140

Reinvested capital gains	-	-	-	-	-	31,247	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$797	3,898	77,196	8,696	144,939	8,109,992	93,253	49,127

Investment Activity*:	GVIDM	GVIXY	HIBF	IDPG2	IDPGI2	MCIFD	MSBF	NAMAA2

Reinvested dividends	$-	212,000	18,832	-	-	86,633	203,363	-

Mortality and expense risk charges (note 2)	(1,644)	(7,205)	(326)	(21,924)	(4,048)	(9,088)	(2,208)	(76,673)

Net investment income (loss)	(1,644)	204,795	18,506	(21,924)	(4,048)	77,545	201,155	(76,673)

Realized gain (loss) on investments	(109,884)	121,230	193	75,372	(28,205)	(199,972)	1,442	(1,432,662)

Change in unrealized gain (loss) on investments	201,579	(291,115)	(4,619)	1,184,137	216,465	502,441	(70,958)	8,848,912

Net gain (loss) on investments	91,695	(169,885)	(4,426)	1,259,509	188,260	302,469	(69,516)	7,416,250

Reinvested capital gains	-	-	-	-	-	311,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$90,051	34,910	14,080	1,237,585	184,212	691,328	131,639	7,339,577

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	NAMGI2	NCPG2	NCPGI2	NVAMV2	NVBXD	NVCCA2	NVCCN2	NVCMA2

Reinvested dividends	$-	-	-	20,159	170,724	-	-	-

Mortality and expense risk charges (note 2)	(251)	(19,044)	(2,040)	(1,352)	(6,449)	(781)	(1,616)	(754)

Net investment income (loss)	(251)	(19,044)	(2,040)	18,807	164,275	(781)	(1,616)	(754)

Realized gain (loss) on investments	7,479	219,313	4,137	19,398	(3,633)	1,702	(2,450)	4,014

Change in unrealized gain (loss) on investments	13,832	1,067,114	100,811	(6,500)	(126,618)	54,013	56,094	49,451

Net gain (loss) on investments	21,311	1,286,427	104,948	12,898	(130,251)	55,715	53,644	53,465

Reinvested capital gains	6,652	-	-	90,397	-	4,912	-	8,297

Net increase (decrease) in contract owners’ equity resulting from operations	$27,712	1,267,383	102,908	122,102	34,024	59,846	52,028	61,008

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY

Reinvested dividends	$-	-	-	-	-	-	46,592	29,870

Mortality and expense risk charges (note 2)	(2,541)	(455)	(1,342)	(8,369)	(5,539)	(49)	(2,210)	(3,926)

Net investment income (loss)	(2,541)	(455)	(1,342)	(8,369)	(5,539)	(49)	44,382	25,944

Realized gain (loss) on investments	(18,276)	5,282	29,822	4,217	(555,944)	(6,342)	(39,908)	367,765

Change in unrealized gain (loss) on investments	143,347	19,345	60,068	426,453	846,343	10,032	14,848	39,876

Net gain (loss) on investments	125,071	24,627	89,890	430,670	290,399	3,690	(25,060)	407,641

Reinvested capital gains	1,880	5,029	12,735	47,303	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,410	29,201	101,283	469,604	284,860	3,641	19,322	433,585

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	NVLCPY	NVMGA2	NVMIG6	NVMIVZ	NVMLG1	NVMMG2	NVMMV1	NVNMO2

Reinvested dividends	$27,985	-	26	9,849	2,164	-	9,671	581

Mortality and expense risk charges (note 2)	(1,125)	(301)	(17)	(267)	(140)	(480)	(784)	(256)

Net investment income (loss)	26,860	(301)	9	9,582	2,024	(480)	8,887	325

Realized gain (loss) on investments	29,626	(199)	120	3,375	(1,312)	(118,254)	(9,515)	(5,419)

Change in unrealized gain (loss) on investments	(22,532)	13,906	(320)	(5,098)	6,960	174,259	12,969	(21,184)

Net gain (loss) on investments	7,094	13,707	(200)	(1,723)	5,648	56,005	3,454	(26,603)

Reinvested capital gains	-	-	-	-	20,787	-	14,447	57,811

Net increase (decrease) in contract owners’ equity resulting from operations	$33,954	13,406	(191)	7,859	28,459	55,525	26,788	31,533

Investment Activity*:	NVNSR2	NVRE2	NVSIXD	NVSTB2	SAM	SCF	SCGF2	SCVF

Reinvested dividends	$1,821	5,503	108,923	2,528	1,325,640	294	-	3,478

Mortality and expense risk charges (note 2)	(1,466)	(505)	(12,087)	(41)	(42,246)	(337)	(527)	(731)

Net investment income (loss)	355	4,998	96,836	2,487	1,283,394	(43)	(527)	2,747

Realized gain (loss) on investments	(21,412)	12,603	(379,761)	18	-	(14,896)	13,849	23,296

Change in unrealized gain (loss) on investments	(38,964)	23,968	1,117,154	(1,333)	-	35,261	45,681	11,786

Net gain (loss) on investments	(60,376)	36,571	737,393	(1,315)	-	20,365	59,530	35,082

Reinvested capital gains	131,964	-	87,281	-	-	6,390	-	4,313

Net increase (decrease) in contract owners’ equity resulting from operations	$71,943	41,569	921,510	1,172	1,283,394	26,712	59,003	42,142

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	TRF2	MNCPS2	PMUBAM	PMVAAD	PMVEBA	PMVFAD	PMVFHA	PMVHYA

Reinvested dividends	$3,424	17,143	37,265	7,020	6,284	777	4,386	6,863

Mortality and expense risk charges (note 2)	(531)	(829)	(1,176)	(162)	(145)	(34)	(185)	(177)

Net investment income (loss)	2,893	16,314	36,089	6,858	6,139	743	4,201	6,686

Realized gain (loss) on investments	(2,059)	(9,587)	(3,297)	(8,603)	(2,345)	(1,265)	(119)	(6,031)

Change in unrealized gain (loss) on investments	24,117	26,406	9,821	4,861	1,868	704	2,258	7,437

Net gain (loss) on investments	22,058	16,819	6,524	(3,742)	(477)	(561)	2,139	1,406

Reinvested capital gains	15,220	8,892	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,171	42,025	42,613	3,116	5,662	182	6,340	8,092

Investment Activity*:	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVDIB

Reinvested dividends	$753,968	53,841	18,363	4,929	6,571	237,421	270,642	32,390

Mortality and expense risk charges (note 2)	(19,439)	(2,038)	(1,005)	(284)	(467)	(8,851)	(8,166)	(818)

Net investment income (loss)	734,529	51,803	17,358	4,645	6,104	228,570	262,476	31,572

Realized gain (loss) on investments	(189,815)	(10,957)	(19,888)	(6,023)	(53,297)	(128,996)	44,461	(4,481)

Change in unrealized gain (loss) on investments	86,979	15,545	(49,807)	4,450	60,432	49,962	802	3,477

Net gain (loss) on investments	(102,836)	4,588	(69,695)	(1,573)	7,135	(79,034)	45,263	(1,004)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$631,693	56,391	(52,337)	3,072	13,239	149,536	307,739	30,568

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	PVGPB	PVIB	PVIGIB	PVNOB	PVTIGB	TRBCG2	TRHS2	TRMCG2

Reinvested dividends	$-	36,196	2,899	520	548	-	-	-

Mortality and expense risk charges (note 2)	(7)	(1,025)	(236)	(450)	(43)	(6,197)	(3,046)	(225)

Net investment income (loss)	(7)	35,171	2,663	70	505	(6,197)	(3,046)	(225)

Realized gain (loss) on investments	3	(56,172)	5,457	3,916	173	560,987	(37,988)	58

Change in unrealized gain (loss) on investments	104	38,131	(5,498)	49,115	(829)	338,430	(105,456)	(20,371)

Net gain (loss) on investments	107	(18,041)	(41)	53,031	(656)	899,417	(143,444)	(20,313)

Reinvested capital gains	-	-	342	1,687	-	178,217	175,907	25,936

Net increase (decrease) in contract owners’ equity resulting from operations	$100	17,130	2,964	54,788	(151)	1,071,437	29,417	5,398

Investment Activity*:	VEEMS	VVGGS	VWHAS	VVB	VVCG	VVDV	VVEI	VVEIX

Reinvested dividends	$1,277	12,230	8,638	127,945	26,325	60,056	253,454	218,301

Mortality and expense risk charges (note 2)	(189)	(523)	(458)	(32,859)	(12,096)	(22,606)	(52,361)	(132,049)

Net investment income (loss)	1,088	11,707	8,180	95,086	14,229	37,450	201,093	86,252

Realized gain (loss) on investments	(34,772)	11,967	(8,135)	(25,594)	44,256	26,452	420,910	3,806,793

Change in unrealized gain (loss) on investments	46,500	12,993	(19,897)	483,364	175,729	254,898	(83,654)	584,290

Net gain (loss) on investments	11,728	24,960	(28,032)	457,770	219,985	281,350	337,256	4,391,083

Reinvested capital gains	-	-	-	276,721	48,119	217,070	534,296	624,108

Net increase (decrease) in contract owners’ equity resulting from operations	$12,816	36,667	(19,852)	829,577	282,333	535,870	1,072,645	5,101,443

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
Investment Activity*:	VVG		VVGBI		VVHGB		VVHYB		VVI		VVMCI		VVREI		VVSCG

Reinvested dividends		$18,432		6,866		682,347		42,265		35,132		76,004		47,968		-

Mortality and expense risk charges (note 2)		(42,688)		(1,936)		(137,639)		(4,670)		(18,329)		(32,934)		(8,155)		(1,873)

Net investment income (loss)		(24,256)		4,930		544,708		37,595		16,803		43,070		39,813		(1,873)

Realized gain (loss) on investments		(138,398)		(6,966)		(926,843)		(19,389)		(348,830)		(317,750)		(110,713)		810

Change in unrealized gain (loss) on investments		2,373,219		824		453,773		28,876		464,759		1,081,226		94,617		29,531

Net gain (loss) on investments		2,234,821		(6,142)		(473,070)		9,487		115,929		763,476		(16,096)		30,341

Reinvested capital gains		-		256		-		-		92,998		63,343		40,467		-

Net increase (decrease) in contract owners’ equity resulting from operations		$2,210,565		(956)		71,638		47,082		225,730		869,889		64,184		28,468

	$		$		$
Investment Activity*:	VVSTC		VVTISI		VVTSM

Reinvested dividends		$422,458		221,472		240,823

Mortality and expense risk charges (note 2)		(59,372)		(39,137)		(95,936)

Net investment income (loss)		363,086		182,335		144,887

Realized gain (loss) on investments		(135,451)		(244,121)		(209,878)

Change in unrealized gain (loss) on investments		256,276		308,482		2,569,805

Net gain (loss) on investments		120,825		64,361		2,359,927

Reinvested capital gains		-		37,591		1,320,285

Net increase (decrease) in contract owners’ equity resulting from operations		$483,911		284,287		3,825,099

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	ALVGIA				ALVIVB				ALVPGB				ALVSVA

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(74)		-		594		145		(275)		-		15,835		11,007

Realized gain (loss) on investments		36		-		195		(348)		747		-		(87,440)		(97,521)

Change in unrealized gain (loss) on investments		(7,764)		-		521		3,891		3,470		-		157,252		185,454

Reinvested capital gains		-		-		-		-		13,545		-		107,229		99,805

Net increase (decrease) in contract owners’ equity resulting from operations		(7,802)		-		1,310		3,688		17,487		-		192,876		198,745

Equity transactions:

Purchase payments received from contract owners (note 4)		43,310		-		1		555		206,403		-		455,960		95,486

Transfers between funds		228,916		-		646		(4,256)		184,829		-		(163,611)		511,542

Redemptions (notes 2, 3, and 4)		(1,164)		-		(1,524)		(1,579)		(14,896)		-		(43,465)		(25,644)

Adjustments to maintain reserves		(1)		-		-		(14)		1		-		-		(554)

Net equity transactions		271,061		-		(877)		(5,294)		376,337		-		248,884		580,830

Net change in contract owners’ equity		263,259		-		433		(1,606)		393,824		-		441,760		779,575

Contract owners’ equity at beginning of period		-		-		27,093		28,699		-		-		1,733,785		954,210

Contract owners’ equity at end of period		$263,259		-		27,526		27,093		393,824		-		2,175,545		1,733,785

CHANGE IN UNITS:

Beginning units		-		-		2,209		2,682		-		-		116,380		74,905

Units purchased		24,609		-		146		91		36,239		-		45,245		64,168

Units redeemed		(194)		-		(209)		(564)		(2,511)		-		(28,625)		(22,693)

Ending units		24,415		-		2,146		2,209		33,728		-		133,000		116,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	ALCAI2				SVDF				AAEIP3				ARLPE3

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(5,012)		(2,238)		(546)		(535)		6,356		5,101		(1)		(9)

Realized gain (loss) on investments		198,857		(246,752)		(120,887)		(68,786)		14,486		1,036		362		(4,899)

Change in unrealized gain (loss) on investments		1,003,218		744,258		185,700		136,570		36,392		14,634		(291)		6,042

Reinvested capital gains		-		-		-		-		5,333		1,920		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,197,063		495,268		64,267		67,249		62,567		22,691		70		1,134

Equity transactions:

Purchase payments received from contract owners (note 4)		305,382		1,066,334		262		2		-		2,695		1		-

Transfers between funds		2,989,798		(234,671)		(92,674)		(15,542)		(53,536)		3,281		(91)		(15,136)

Redemptions (notes 2, 3, and 4)		(329,619)		(26,560)		(47,138)		(16,395)		(7,665)		(8,760)		(1,390)		(147)

Adjustments to maintain reserves		1		(748)		2		(179)		-		(86)		(1)		(1)

Net equity transactions		2,965,562		804,355		(139,548)		(32,114)		(61,201)		(2,870)		(1,481)		(15,284)

Net change in contract owners’ equity		4,162,625		1,299,623		(75,281)		35,135		1,366		19,821		(1,411)		(14,150)

Contract owners’ equity at beginning of period		2,034,487		734,864		376,510		341,375		181,566		161,745		1,411		15,561

Contract owners’ equity at end of period		$6,197,112		2,034,487		301,229		376,510		182,932		181,566		-		1,411

CHANGE IN UNITS:

Beginning units		111,126		57,337		28,119		30,569		12,984		13,149		91		1,285

Units purchased		171,106		76,520		1,263		1,403		47		774		-		15

Units redeemed		(53,266)		(22,731)		(10,300)		(3,853)		(3,708)		(939)		(91)		(1,209)

Ending units		228,966		111,126		19,082		28,119		9,323		12,984		-		91

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AMVAA4				AMVBC4				AMVBD4				AMVCB4

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$88,817		64,088		77,166		54,306		312,154		169,112		2,128		-

Realized gain (loss) on investments		(174,535)		(30,832)		2,250		(41,580)		(246,693)		(233,098)		157		-

Change in unrealized gain (loss) on investments		556,502		282,553		746,178		498,749		(57,918)		289,240		(5,249)		-

Reinvested capital gains		166,725		121,524		39,552		26,833		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		637,509		437,333		865,146		538,308		7,543		225,254		(2,964)		-

Equity transactions:

Purchase payments received from contract owners (note 4)		2,066,664		325,867		1,551,492		750,608		2,555,766		1,110,425		414,268		-

Transfers between funds		(778,198)		30,766		613,563		129,280		1,291,607		793,786		37,178		-

Redemptions (notes 2, 3, and 4)		(422,639)		(43,314)		(571,403)		(284,378)		(847,321)		(645,769)		(3,631)		-

Adjustments to maintain reserves		1		(1,594)		-		(1,622)		1		(2,446)		(88)		-

Net equity transactions		865,828		311,725		1,593,652		593,888		3,000,053		1,255,996		447,727		-

Net change in contract owners’ equity		1,503,337		749,058		2,458,798		1,132,196		3,007,596		1,481,250		444,763		-

Contract owners’ equity at beginning of period		3,755,265		3,006,207		4,182,033		3,049,837		5,600,988		4,119,738		-		-

Contract owners’ equity at end of period		$5,258,602		3,755,265		6,640,831		4,182,033		8,608,584		5,600,988		444,763		-

CHANGE IN UNITS:

Beginning units		263,645		240,176		251,058		213,737		531,391		408,504		-		-

Units purchased		182,012		33,991		163,559		91,141		434,900		234,063		41,132		-

Units redeemed		(127,053)		(10,522)		(78,512)		(53,820)		(155,827)		(111,176)		(369)		-

Ending units		318,604		263,645		336,105		251,058		810,464		531,391		40,763		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AMVGG4				AMVGI4				AMVGL4				AMVGR4

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$133,254		14,021		58,439		33,103		1,926				-2,712		1,711

Realized gain (loss) on investments		(123,694)		(198,306)		115,105		(2,267)		(628)		-		(211,081)		(738,319)

Change in unrealized gain (loss) on investments		331,489		492,974		784,078		519,301		(4,379)		-		3,521,067		2,719,203

Reinvested capital gains		184,338		180,054		235,150		149,063		-		-		299,097		412,021

Net increase (decrease) in contract owners’ equity resulting from operations		525,387		488,743		1,192,772		699,200		(3,081)		-		3,611,795		2,394,616

Equity transactions:

Purchase payments received from contract owners (note 4)		9,560,581		641,684		3,284,994		517,754		276,109		-		7,377,993		1,060,457

Transfers between funds		1,076,601		37,649		725,453		209,967		(79,684)		-		(116,151)		(353,853)

Redemptions (notes 2, 3, and 4)		(771,905)		(254,462)		(687,623)		(247,754)		(396)		-		(1,031,514)		(686,096)

Adjustments to maintain reserves		1,134		(2,374)		1,307		(2,780)		1		-		1,364		(5,032)

Net equity transactions		9,866,411		422,497		3,324,131		477,187		196,030		-		6,231,692		15,476

Net change in contract owners’ equity		10,391,798		911,240		4,516,903		1,176,387		192,949		-		9,843,487		2,410,092

Contract owners’ equity at beginning of period		3,231,982		2,320,742		3,872,243		2,695,856		-		-		8,758,932		6,348,840

Contract owners’ equity at end of period		$13,623,780		3,231,982		8,389,146		3,872,243		192,949		-		18,602,419		8,758,932

CHANGE IN UNITS:

Beginning units		193,258		169,368		229,581		200,711		-		-		416,613		416,314

Units purchased		595,895		80,031		262,902		73,713		26,124		-		462,200		109,179

Units redeemed		(69,242)		(56,141)		(90,297)		(44,843)		(7,832)		-		(203,547)		(108,880)

Ending units		719,911		193,258		402,186		229,581		18,292		-		675,266		416,613

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AMVGS4				AMVHI4				AMVI4				AMVNW4

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$1,635		(104)		21,105		11,389		6,043		8,430		44,808		35,015

Realized gain (loss) on investments		7,123		17		7,396		(7,911)		(71,817)		(154,135)		(159,860)		(104,300)

Change in unrealized gain (loss) on investments		(18,282)		5,900		1,646		15,193		102,943		303,064		296,322		504,057

Reinvested capital gains		8,405		1,037		-		-		-		-		18,979		-

Net increase (decrease) in contract owners’ equity resulting from operations		(1,119)		6,850		30,147		18,671		37,169		157,359		200,249		434,772

Equity transactions:

Purchase payments received from contract owners (note 4)		99,292		60,531		167,249		133,221		145		614		331,586		330,371

Transfers between funds		328,052		76,728		112,894		(14,463)		(142,025)		(253,633)		1,031,213		283,065

Redemptions (notes 2, 3, and 4)		(61,657)		(823)		(143,580)		(9,004)		(102,700)		(144,967)		(563,089)		(273,298)

Adjustments to maintain reserves		-		(43)		1		(71)		2		(516)		883		(2,381)

Net equity transactions		365,687		136,393		136,564		109,683		(244,578)		(398,502)		800,593		337,757

Net change in contract owners’ equity		364,568		143,243		166,711		128,354		(207,409)		(241,143)		1,000,842		772,529

Contract owners’ equity at beginning of period		143,243		-		217,662		89,308		930,260		1,171,403		3,499,044		2,726,515

Contract owners’ equity at end of period		$507,811		143,243		384,373		217,662		722,851		930,260		4,499,886		3,499,044

CHANGE IN UNITS:

Beginning units		13,621		-		17,546		8,060		81,790		118,778		260,381		234,218

Units purchased		47,644		13,736		26,568		13,969		5,232		7,960		119,511		68,281

Units redeemed		(13,885)		(115)		(15,731)		(4,483)		(25,152)		(44,948)		(64,337)		(42,118)

Ending units		47,380		13,621		28,383		17,546		61,870		81,790		315,555		260,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AMVUA4				PIVF2				BRVDA3				BRVHY3

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$41,376		9,547		2,401		-		405		-		77,484		46,146

Realized gain (loss) on investments		(7,901)		(18,473)		5,659		-		(6)		-		3,349		(80,448)

Change in unrealized gain (loss) on investments		(33,450)		(650)		48,377		-		(1,818)		-		6,461		127,197

Reinvested capital gains		-		-		505		-		1,099		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		25		(9,576)		56,942		-		(320)		-		87,294		92,895

Equity transactions:

Purchase payments received from contract owners (note 4)		611,538		68,881		127,100		-		20,000		-		285,278		81,092

Transfers between funds		479,412		84,633		1,184,191		-		(45)		-		483,819		463

Redemptions (notes 2, 3, and 4)		(133,006)		(6,297)		(119,844)		-		(20)		-		(18,540)		(4,027)

Adjustments to maintain reserves		-		(132)		1		-		1		-		4,600		368

Net equity transactions		957,944		147,085		1,191,448		-		19,936		-		755,157		77,896

Net change in contract owners’ equity		957,969		137,509		1,248,390		-		19,616		-		842,451		170,791

Contract owners’ equity at beginning of period		227,163		89,654		-		-		-		-		839,769		668,978

Contract owners’ equity at end of period		$1,185,132		227,163		1,248,390		-		19,616		-		1,682,220		839,769

CHANGE IN UNITS:

Beginning units		23,229		9,389		-		-		-		-		68,506		61,492

Units purchased		127,941		71,884		124,245		-		1,801		-		83,432		217,873

Units redeemed		(30,272)		(58,044)		(13,775)		-		(10)		-		(24,445)		(210,859)

Ending units		120,898		23,229		110,470		-		1,791		-		127,493		68,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	BRVTR3				CVN1IF				CVSBF				CLVGT2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$233,208		178,526		3,231		-		981		-		(122)		-

Realized gain (loss) on investments		(180,587)		(141,476)		27,869		-		172		-		211		-

Change in unrealized gain (loss) on investments		18,970		221,362		27,561		-		1,819		-		16,533		-

Reinvested capital gains		-		-		79,157		-		1,066		-		5,095		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,591		258,412		137,818		-		4,038		-		21,717		-

Equity transactions:

Purchase payments received from contract owners (note 4)		290,864		34,844		562,144		-		53,279		-		183,169		-

Transfers between funds		670,619		452,305		630,448		-		55,992		-		68,349		-

Redemptions (notes 2, 3, and 4)		(560,729)		(340,526)		(64,305)		-		(888)		-		(2,197)		-

Adjustments to maintain reserves		3,921		(1,335)		1		-		2		-		-		-

Net equity transactions		404,675		145,288		1,128,288		-		108,385		-		249,321		-

Net change in contract owners’ equity		476,266		403,700		1,266,106		-		112,423		-		271,038		-

Contract owners’ equity at beginning of period		5,370,853		4,967,153		-		-		-		-		-		-

Contract owners’ equity at end of period		$5,847,119		5,370,853		1,266,106		-		112,423		-		271,038		-

CHANGE IN UNITS:

Beginning units		524,262		510,053		-		-		-		-		-		-

Units purchased		145,426		86,345		144,446		-		10,156		-		24,148		-

Units redeemed		(104,205)		(72,136)		(39,965)		-		(327)		-		(2,024)		-

Ending units		565,483		524,262		104,481		-		9,829		-		22,124		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	CLVHY2				DWVSVS				DFVEA				DFVGB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$4,446		2,122		3,908		3,090		137,612		63,633		187,820		80,087

Realized gain (loss) on investments		105		(3,287)		8,401		(14,253)		25,118		(9,999)		(34,159)		(21,283)

Change in unrealized gain (loss) on investments		121		5,225		28,704		39,888		442,742		350,986		2,848		33,187

Reinvested capital gains		-		-		20,161		28,568		107,233		76,561		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,672		4,060		61,174		57,293		712,705		481,181		156,509		91,991

Equity transactions:

Purchase payments received from contract owners (note 4)		1		14,479		69,145		319,209		4,102,182		613,971		1,056,948		372,838

Transfers between funds		40,478		-		913,441		(315,062)		1,054,644		1,031,765		757,776		365,275

Redemptions (notes 2, 3, and 4)		(2,005)		(309)		(289,695)		(26,426)		(326,217)		(88,891)		(232,449)		(132,289)

Adjustments to maintain reserves		(2)		(17)		(2)		(391)		3		(1,312)		(1)		(1,034)

Net equity transactions		38,472		14,153		692,889		(22,670)		4,830,612		1,555,533		1,582,274		604,790

Net change in contract owners’ equity		43,144		18,213		754,063		34,623		5,543,317		2,036,714		1,738,783		696,781

Contract owners’ equity at beginning of period		43,366		25,153		850,099		815,476		3,833,061		1,796,347		2,467,916		1,771,135

Contract owners’ equity at end of period		$86,510		43,366		1,604,162		850,099		9,376,378		3,833,061		4,206,699		2,467,916

CHANGE IN UNITS:

Beginning units		3,589		2,324		60,607		63,300		236,935		132,677		249,056		186,743

Units purchased		3,280		2,937		84,410		33,185		310,530		117,792		202,848		88,222

Units redeemed		(157)		(1,672)		(41,794)		(35,878)		(41,119)		(13,534)		(46,832)		(25,909)

Ending units		6,712		3,589		103,223		60,607		506,346		236,935		405,072		249,056

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	DFVGMI				DFVIS				DFVIV				DFVSTF

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$28,354		37,050		38,266		31,637		86,593		50,429		173,732		120,807

Realized gain (loss) on investments		28,954		(2,875)		(47,878)		(96,932)		13,074		(23,558)		49,798		17,214

Change in unrealized gain (loss) on investments		97,878		160,327		11,074		207,266		(122,784)		164,326		(38,980)		34,287

Reinvested capital gains		7,607		18,338		34,733		-		49,203		11,300		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		162,793		212,840		36,195		141,971		26,086		202,497		184,550		172,308

Equity transactions:

Purchase payments received from contract owners (note 4)		120,313		245,381		129,743		10,740		721,120		22,158		646,697		1,268,912

Transfers between funds		(91,297)		(12,192)		192,876		28,055		825,406		(335,392)		630,420		(2,072,787)

Redemptions (notes 2, 3, and 4)		(634,590)		(67,446)		(121,655)		(125,186)		(237,211)		(69,608)		(1,036,820)		(558,328)

Adjustments to maintain reserves		(1)		(802)		(1)		(551)		2		(621)		(1)		(1,987)

Net equity transactions		(605,575)		164,941		200,963		(86,942)		1,309,317		(383,463)		240,296		(1,364,190)

Net change in contract owners’ equity		(442,782)		377,781		237,158		55,029		1,335,403		(180,966)		424,846		(1,191,882)

Contract owners’ equity at beginning of period		1,773,043		1,395,262		1,118,494		1,063,465		1,159,412		1,340,378		3,722,819		4,914,701

Contract owners’ equity at end of period		$1,330,261		1,773,043		1,355,652		1,118,494		2,494,815		1,159,412		4,147,665		3,722,819

CHANGE IN UNITS:

Beginning units		126,377		113,469		85,140		91,868		82,948		112,403		359,999		496,201

Units purchased		10,850		21,645		39,904		24,767		109,286		22,463		246,263		247,116

Units redeemed		(52,092)		(8,737)		(25,095)		(31,495)		(23,904)		(51,918)		(223,923)		(383,318)

Ending units		85,135		126,377		99,949		85,140		168,330		82,948		382,339		359,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	DFVULV				DFVUTV				ETVFR				FB2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$85,254		84,033		38,607		28,218		198,121		191,893		108,685		11,941

Realized gain (loss) on investments		133,609		10,887		(30,222)		(78,174)		(18,088)		(25,751)		20,729		(19,292)

Change in unrealized gain (loss) on investments		(231,560)		280,977		(53,363)		342,552		6,207		84,507		250,256		115,630

Reinvested capital gains		552,586		63,322		264,242		179,578		-		-		63,833		19,785

Net increase (decrease) in contract owners’ equity resulting from operations		539,889		439,219		219,264		472,174		186,240		250,649		443,503		128,064

Equity transactions:

Purchase payments received from contract owners (note 4)		480,128		277,544		728,449		30,429		36,678		453,338		6,832,644		448,364

Transfers between funds		453,113		411,374		591,747		37,073		3,341		(141,326)		363,428		47,790

Redemptions (notes 2, 3, and 4)		(632,963)		(270,829)		(426,879)		(164,277)		(131,587)		(129,174)		(152,454)		(22,158)

Adjustments to maintain reserves		(3)		(1,983)		(1)		(1,216)		2		(1,186)		(2)		(318)

Net equity transactions		300,275		416,106		893,316		(97,991)		(91,566)		181,652		7,043,616		473,678

Net change in contract owners’ equity		840,164		855,325		1,112,580		374,183		94,674		432,301		7,487,119		601,742

Contract owners’ equity at beginning of period		4,711,307		3,855,982		2,768,244		2,394,061		2,463,532		2,031,231		977,568		375,826

Contract owners’ equity at end of period		$5,551,471		4,711,307		3,880,824		2,768,244		2,558,206		2,463,532		8,464,687		977,568

CHANGE IN UNITS:

Beginning units		316,526		285,784		155,628		160,671		210,655		192,777		60,074		27,944

Units purchased		105,080		99,199		106,160		50,782		23,680		66,184		410,298		45,000

Units redeemed		(90,836)		(68,457)		(58,912)		(55,825)		(30,778)		(48,306)		(19,599)		(12,870)

Ending units		330,770		316,526		202,876		155,628		203,557		210,655		450,773		60,074

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FC2				FEMS2				FG2				FGI2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(7,367)		3,580		5,780		10,043		(4,325)		(1,710)		36,402		21,412

Realized gain (loss) on investments		523,768		(86,163)		13,555		(24,271)		586,037		(18,171)		72,194		26,006

Change in unrealized gain (loss) on investments		(36,791)		836,393		73,684		54,828		(755,813)		294,226		120,057		131,402

Reinvested capital gains		878,274		114,030		-		-		766,313		70,099		209,243		60,831

Net increase (decrease) in contract owners’ equity resulting from operations		1,357,884		867,840		93,019		40,600		592,212		344,444		437,896		239,651

Equity transactions:

Purchase payments received from contract owners (note 4)		1,712,150		493,122		374,900		22,985		608,627		508,609		1,481,522		112,310

Transfers between funds		1,999,717		(417,844)		(289,675)		263,657		1,657,672		670,358		(247,197)		268,472

Redemptions (notes 2, 3, and 4)		(671,590)		(261,376)		(180,354)		(11,049)		(1,093,113)		(17,910)		(86,681)		(113,566)

Adjustments to maintain reserves		(1)		(1,530)		-		(217)		(1)		(580)		(2)		(696)

Net equity transactions		3,040,276		(187,628)		(95,129)		275,376		1,173,185		1,160,477		1,147,642		266,520

Net change in contract owners’ equity		4,398,160		680,212		(2,110)		315,976		1,765,397		1,504,921		1,585,538		506,171

Contract owners’ equity at beginning of period		3,424,887		2,744,675		576,524		260,548		1,795,215		290,294		1,686,340		1,180,169

Contract owners’ equity at end of period		$7,823,047		3,424,887		574,414		576,524		3,560,612		1,795,215		3,271,878		1,686,340

CHANGE IN UNITS:

Beginning units		179,222		190,810		71,423		35,271		156,386		34,295		95,399		78,868

Units purchased		298,913		39,558		70,067		43,668		490,379		133,663		85,551		30,543

Units redeemed		(170,752)		(51,146)		(76,494)		(7,516)		(407,826)		(11,572)		(28,875)		(14,012)

Ending units		307,383		179,222		64,996		71,423		238,939		156,386		152,075		95,399

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FGO2				FIGBP2				FNRS2				FVFRHI

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(1,171)		(399)		156,142		117,896		27,902		20,345		99,790		13,526

Realized gain (loss) on investments		108,219		(22,085)		(194,611)		(185,518)		27,489		2,568		1,296		326

Change in unrealized gain (loss) on investments		121,683		122,120		78,541		272,147		(47,701)		(8,930)		(20,219)		(4,218)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		228,731		99,636		40,072		204,525		7,690		13,983		80,867		9,634

Equity transactions:

Purchase payments received from contract owners (note 4)		768,873		23,160		702,926		1,396,692		670,089		406,005		578,875		106,278

Transfers between funds		108,453		57,186		(252,652)		391,513		(62,481)		27,828		710,312		190,640

Redemptions (notes 2, 3, and 4)		(280,113)		(7,195)		(652,075)		(80,943)		(59,221)		(84,763)		(49,171)		(2,106)

Adjustments to maintain reserves		(1)		(135)		(1)		(2,228)		(1)		(397)		1		(45)

Net equity transactions		597,212		73,016		(201,802)		1,705,034		548,386		348,673		1,240,017		294,767

Net change in contract owners’ equity		825,943		172,652		(161,730)		1,909,559		556,076		362,656		1,320,884		304,401

Contract owners’ equity at beginning of period		387,582		214,930		5,041,903		3,132,344		934,803		572,147		304,401		-

Contract owners’ equity at end of period		$1,213,525		387,582		4,880,173		5,041,903		1,490,879		934,803		1,625,285		304,401

CHANGE IN UNITS:

Beginning units		41,783		33,600		476,861		313,407		31,753		19,532		28,271		-

Units purchased		95,915		14,136		225,550		243,960		32,204		24,343		124,760		30,285

Units redeemed		(43,090)		(5,953)		(246,744)		(80,506)		(15,174)		(12,122)		(13,635)		(2,014)

Ending units		94,608		41,783		455,667		476,861		48,783		31,753		139,396		28,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FVICA2				FVSIS2				FVSS2				FEOVF

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$6,042		313		193,967		196,937		7,276		6,485		43,100		(3,447)

Realized gain (loss) on investments		102,825		(24,020)		(256,014)		(59,029)		118,924		(10)		(16,935)		(50,185)

Change in unrealized gain (loss) on investments		(36,609)		170,222		296,238		205,067		(179,052)		79,808		99,847		103,187

Reinvested capital gains		-		-		-		-		156,702		31,269		18,575		171,005

Net increase (decrease) in contract owners’ equity resulting from operations		72,258		146,515		234,191		342,975		103,850		117,552		144,587		220,560

Equity transactions:

Purchase payments received from contract owners (note 4)		791,477		239,394		1,915,077		349,016		974,158		591,543		219,385		(2,334)

Transfers between funds		(37,489)		50,232		(390,418)		1,416,457		150,242		107,065		149,377		(56,598)

Redemptions (notes 2, 3, and 4)		(255,736)		(28,664)		(850,558)		(154,778)		(915,506)		(25,295)		(146,195)		(204,434)

Adjustments to maintain reserves		(2)		(298)		(2)		(1,898)		(1)		(354)		2		(1,152)

Net equity transactions		498,250		260,664		674,099		1,608,797		208,893		672,959		222,569		(264,518)

Net change in contract owners’ equity		570,508		407,179		908,290		1,951,772		312,743		790,511		367,156		(43,958)

Contract owners’ equity at beginning of period		841,938		434,759		4,845,486		2,893,714		904,155		113,644		2,298,637		2,342,595

Contract owners’ equity at end of period		$1,412,446		841,938		5,753,776		4,845,486		1,216,898		904,155		2,665,793		2,298,637

CHANGE IN UNITS:

Beginning units		84,134		55,143		428,412		278,770		77,582		11,737		191,223		214,089

Units purchased		123,031		39,904		266,530		187,053		160,401		68,682		47,038		13,931

Units redeemed		(76,119)		(10,913)		(213,049)		(37,411)		(142,136)		(2,837)		(28,814)		(36,797)

Ending units		131,046		84,134		481,893		428,412		95,847		77,582		209,447		191,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FTVGI2				GVMSAS				GVSSCS				GVFRB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(10)		(53)		17,783		29,547		15,071		3,314		218,024		49,525

Realized gain (loss) on investments		5		(1,026)		(12,906)		(2,692)		(7,532)		(15,611)		40,281		4,081

Change in unrealized gain (loss) on investments		(766)		(421)		15,683		4,407		23,463		107,112		(86,267)		97,520

Reinvested capital gains		-		-		-		-		183,140		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(771)		(1,500)		20,560		31,262		214,142		94,815		172,038		151,126

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		178,373		78,898		515,063		185,149		405,084		900,630

Transfers between funds		690		(42,261)		166,138		20,362		924,876		(40,933)		504,418		404,434

Redemptions (notes 2, 3, and 4)		(479)		(1,545)		(149,905)		(14,212)		(154,978)		(54,741)		(479,473)		(175,066)

Adjustments to maintain reserves		(1)		(18)		-		(206)		-		(253)		(3)		(724)

Net equity transactions		210		(43,824)		194,606		84,842		1,284,961		89,222		430,026		1,129,274

Net change in contract owners’ equity		(561)		(45,324)		215,166		116,104		1,499,103		184,037		602,064		1,280,400

Contract owners’ equity at beginning of period		6,549		51,873		473,722		357,618		709,870		525,833		2,278,339		997,939

Contract owners’ equity at end of period		$5,988		6,549		688,888		473,722		2,208,973		709,870		2,880,403		2,278,339

CHANGE IN UNITS:

Beginning units		756		6,147		40,239		32,672		50,545		44,449		196,020		95,219

Units purchased		83		332		31,351		10,142		106,545		15,297		147,721		141,489

Units redeemed		(58)		(5,723)		(14,822)		(2,575)		(24,449)		(9,201)		(111,294)		(40,688)

Ending units		781		756		56,768		40,239		132,641		50,545		232,447		196,020

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVTRBE				RCPF				RFSF				RTEL

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$135,916		108,407		219		168		257		(486)		484		790

Realized gain (loss) on investments		(239,864)		(179,892)		43		(136)		36,608		(50,958)		4,215		(4,811)

Change in unrealized gain (loss) on investments		224,628		292,836		417		(601)		(20,272)		88,700		4,280		5,036

Reinvested capital gains		-		-		-		71		164		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		120,680		221,351		679		(498)		16,757		37,256		8,979		1,015

Equity transactions:

Purchase payments received from contract owners (note 4)		310,011		1,133,670		(3)		1		17,251		1,211		5		2,994

Transfers between funds		(1,301,369)		396,371		1,179		456		(146,766)		(364,142)		(4,937)		46,385

Redemptions (notes 2, 3, and 4)		(725,381)		(236,232)		(395)		(382)		(5,963)		(5,564)		(17,671)		(1,384)

Adjustments to maintain reserves		1		(1,496)		-		(9)		-		(163)		1		(29)

Net equity transactions		(1,716,738)		1,292,313		781		66		(135,478)		(368,658)		(22,602)		47,966

Net change in contract owners’ equity		(1,596,058)		1,513,664		1,460		(432)		(118,721)		(331,402)		(13,623)		48,981

Contract owners’ equity at beginning of period		3,933,331		2,419,667		14,564		14,996		168,230		499,632		58,090		9,109

Contract owners’ equity at end of period		$2,337,273		3,933,331		16,024		14,564		49,509		168,230		44,467		58,090

CHANGE IN UNITS:

Beginning units		374,804		246,112		1,122		1,115		11,672		39,408		5,964		992

Units purchased		72,341		205,036		126		93		5,159		2,211		777		11,209

Units redeemed		(230,677)		(76,344)		(63)		(86)		(14,016)		(29,947)		(2,788)		(6,237)

Ending units		216,468		374,804		1,185		1,122		2,815		11,672		3,953		5,964

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	SBLP				IVRE				OVGIS				OVGSS

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$66		56		892		444		(266)		586		(344)		(317)

Realized gain (loss) on investments		(2)		(6)		(954)		(16,434)		(15,574)		(11,926)		(18,848)		(38,036)

Change in unrealized gain (loss) on investments		15		58		(466)		20,841		33,960		30,558		38,860		73,541

Reinvested capital gains		-		-		-		-		17,879		11,768		13,442		24,853

Net increase (decrease) in contract owners’ equity resulting from operations		79		108		(528)		4,851		35,999		30,986		33,110		60,041

Equity transactions:

Purchase payments received from contract owners (note 4)		(2)		-		-		-		-		78		(1)		2,764

Transfers between funds		68		13		142		(50,622)		(19,936)		5,368		(17,547)		(26,040)

Redemptions (notes 2, 3, and 4)		(20)		(19)		(1,677)		(2,167)		(3,866)		(1,781)		(11,735)		(11,549)

Adjustments to maintain reserves		2		(1)		-		(27)		(1)		(79)		1		(106)

Net equity transactions		48		(7)		(1,535)		(52,816)		(23,803)		3,586		(29,282)		(34,931)

Net change in contract owners’ equity		127		101		(2,063)		(47,965)		12,196		34,572		3,828		25,110

Contract owners’ equity at beginning of period		1,003		902		38,474		86,439		172,466		137,894		222,757		197,647

Contract owners’ equity at end of period		$1,130		1,003		36,411		38,474		184,662		172,466		226,585		222,757

CHANGE IN UNITS:

Beginning units		85		85		3,863		9,446		10,346		10,140		14,407		17,152

Units purchased		6		5		321		582		-		1,088		443		1,747

Units redeemed		(2)		(5)		(453)		(6,165)		(1,350)		(882)		(2,168)		(4,492)

Ending units		89		85		3,731		3,863		8,996		10,346		12,682		14,407

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	OVIG				WRENG				WRMCG				JABS

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$2,033		1,777		674		679		(2,430)		(2,245)		24,954		14,607

Realized gain (loss) on investments		(38,862)		(98,647)		(702)		(524)		(225,361)		(242,028)		180,197		1,653

Change in unrealized gain (loss) on investments		3,652		174,953		1,256		(990)		210,241		345,467		(956)		111,029

Reinvested capital gains		27,353		-		-		-		46,684		173,760		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(5,824)		78,083		1,228		(835)		29,134		274,954		204,195		127,289

Equity transactions:

Purchase payments received from contract owners (note 4)		-		15,711		(1)		23,765		146,852		6,125		1,142,999		9,998

Transfers between funds		(24,730)		(82,006)		(23,296)		454		(48,087)		(10,094)		(297,874)		(18,386)

Redemptions (notes 2, 3, and 4)		(22,347)		(14,928)		(788)		(4,632)		(151,613)		(35,976)		(338,086)		(70,382)

Adjustments to maintain reserves		2		(226)		(1)		(4)		(1)		(750)		-		(448)

Net equity transactions		(47,075)		(81,449)		(24,086)		19,583		(52,849)		(40,695)		507,039		(79,218)

Net change in contract owners’ equity		(52,899)		(3,366)		(22,858)		18,748		(23,715)		234,259		711,234		48,071

Contract owners’ equity at beginning of period		441,589		444,955		22,858		4,110		1,653,981		1,419,722		936,837		888,766

Contract owners’ equity at end of period		$388,690		441,589		-		22,858		1,630,266		1,653,981		1,648,071		936,837

CHANGE IN UNITS:

Beginning units		31,949		38,895		1,713		320		98,066		100,487		64,251		70,039

Units purchased		1,981		4,058		114		1,810		28,346		18,514		155,162		1,699

Units redeemed		(5,273)		(11,004)		(1,827)		(417)		(31,645)		(20,935)		(121,054)		(7,487)

Ending units		28,657		31,949		-		1,713		94,767		98,066		98,359		64,251

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	JAFBS				JAGSEI				JAGTS				JAIGS

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$56,759		38,295		57		93		(8,005)		(1,782)		3,543		630

Realized gain (loss) on investments		(30,436)		(24,345)		1,639		-		216,653		(166,474)		10,459		(4)

Change in unrealized gain (loss) on investments		(7,760)		42,479		(977)		2,330		908,244		649,991		5,735		6,808

Reinvested capital gains		-		-		524		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		18,563		56,429		1,243		2,423		1,116,892		481,735		19,737		7,434

Equity transactions:

Purchase payments received from contract owners (note 4)		228,610		-		38,592		-		5,472,487		612,843		22,779		77,640

Transfers between funds		208,750		249,351		28,450		23,659		771,821		216,117		123,246		86,232

Redemptions (notes 2, 3, and 4)		(121,281)		(89,268)		(738)		(7)		(324,667)		(26,691)		(35,864)		(223)

Adjustments to maintain reserves		-		(529)		1		(4)		-		(596)		1		(10)

Net equity transactions		316,079		159,554		66,305		23,648		5,919,641		801,673		110,162		163,639

Net change in contract owners’ equity		334,642		215,983		67,548		26,071		7,036,533		1,283,408		129,899		171,073

Contract owners’ equity at beginning of period		1,198,749		982,766		26,071		-		2,018,530		735,122		171,073		-

Contract owners’ equity at end of period		$1,533,391		1,198,749		93,619		26,071		9,055,063		2,018,530		300,972		171,073

CHANGE IN UNITS:

Beginning units		113,895		98,121		2,331		-		94,457		52,965		16,881		-

Units purchased		42,375		25,154		5,964		2,332		295,492		58,203		20,768		16,905

Units redeemed		(12,623)		(9,380)		(743)		(1)		(67,698)		(16,711)		(9,462)		(24)

Ending units		143,647		113,895		7,552		2,331		322,251		94,457		28,187		16,881

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	JAMGS				JAWGS				JHEMV2				JHEVTN

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$2,873		(151)		195		-		4,665		1,699		4,151		386

Realized gain (loss) on investments		19,502		(102,988)		(31)		-		1,087		(1,648)		(2,896)		-

Change in unrealized gain (loss) on investments		63,254		147,551		4,390		-		(7,137)		20,710		(5,978)		1,096

Reinvested capital gains		25,913		24,929		348		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		111,542		69,341		4,902		-		(1,385)		20,761		(4,723)		1,482

Equity transactions:

Purchase payments received from contract owners (note 4)		338,751		215,161		103,311		-		-		-		10,012		10,000

Transfers between funds		513,566		(187,611)		27,150		-		(16,205)		(10,392)		35,635		14,758

Redemptions (notes 2, 3, and 4)		(65,838)		(31,718)		(4,828)		-		(10,765)		(7,087)		(735)		-

Adjustments to maintain reserves		-		(203)		-		-		1		(75)		1		(5)

Net equity transactions		786,479		(4,371)		125,633		-		(26,969)		(17,554)		44,913		24,753

Net change in contract owners’ equity		898,021		64,970		130,535		-		(28,354)		3,207		40,190		26,235

Contract owners’ equity at beginning of period		516,865		451,895		-		-		155,035		151,828		26,235		-

Contract owners’ equity at end of period		$1,414,886		516,865		130,535		-		126,681		155,035		66,425		26,235

CHANGE IN UNITS:

Beginning units		32,439		33,336		-		-		12,849		14,409		2,399		-

Units purchased		62,308		24,854		12,098		-		1,173		250		9,488		2,399

Units redeemed		(17,590)		(25,751)		(495)		-		(3,204)		(1,810)		(5,643)		-

Ending units		77,157		32,439		11,603		-		10,818		12,849		6,244		2,399

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LZREMS				LVCLGI				SBVSG2				LACIPS

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$1,654		2,204		(1,264)		(555)		(1,278)		(1,293)		6,389		-

Realized gain (loss) on investments		267		92		15,185		(9,109)		(123,618)		(159,259)		1,584		-

Change in unrealized gain (loss) on investments		1,810		7,048		137,323		127,420		132,417		216,418		(242)		-

Reinvested capital gains		-		-		41,234		3,682		33,073		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,731		9,344		192,478		121,438		40,594		55,866		7,731		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		211,043		169,586		296,392		4,269		-		-

Transfers between funds		1,204		(3,103)		86,936		99,334		(124,249)		(123,150)		201,756		-

Redemptions (notes 2, 3, and 4)		(1,402)		(1,398)		(120,613)		(5,548)		(119,823)		(18,709)		(8,850)		-

Adjustments to maintain reserves		-		(24)		-		(185)		-		(430)		-		-

Net equity transactions		(198)		(4,525)		177,366		263,187		52,320		(138,020)		192,906		-

Net change in contract owners’ equity		3,533		4,819		369,844		384,625		92,914		(82,154)		200,637		-

Contract owners’ equity at beginning of period		49,513		44,694		610,620		225,995		782,360		864,514		-		-

Contract owners’ equity at end of period		$53,046		49,513		980,464		610,620		875,274		782,360		200,637		-

CHANGE IN UNITS:

Beginning units		4,134		4,554		33,369		17,751		57,349		68,383		-		-

Units purchased		323		13		17,689		18,087		35,211		12,804		23,257		-

Units redeemed		(326)		(433)		(9,077)		(2,469)		(30,883)		(23,838)		(3,807)		-

Ending units		4,131		4,134		41,981		33,369		61,677		57,349		19,450		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LACMVS				LACVS				LOVBD				LOVTRC

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$8,833		-		2,269		-		249,475		203,214		73,614		54,726

Realized gain (loss) on investments		3,568		-		510		-		(209,544)		(263,444)		(60,856)		(8,461)

Change in unrealized gain (loss) on investments		10,134		-		3,388		-		245,001		302,846		18,837		26,882

Reinvested capital gains		8,581		-		1,016		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		31,116		-		7,183		-		284,932		242,616		31,595		73,147

Equity transactions:

Purchase payments received from contract owners (note 4)		7,542		-		(1)		-		484,790		503,902		418,802		184,774

Transfers between funds		448,192		-		109,100		-		484,241		153,359		168,768		59,241

Redemptions (notes 2, 3, and 4)		(11,950)		-		(4,838)		-		(763,198)		(335,000)		(285,849)		(27,338)

Adjustments to maintain reserves		(1)		-		-		-		(2)		(2,048)		(3)		(580)

Net equity transactions		443,783		-		104,261		-		205,831		320,213		301,718		216,097

Net change in contract owners’ equity		474,899		-		111,444		-		490,763		562,829		333,313		289,244

Contract owners’ equity at beginning of period		-		-		-		-		4,152,438		3,589,609		1,326,182		1,036,938

Contract owners’ equity at end of period		$474,899		-		111,444		-		4,643,201		4,152,438		1,659,495		1,326,182

CHANGE IN UNITS:

Beginning units		-		-		-		-		377,047		346,605		128,554		106,672

Units purchased		49,292		-		12,011		-		151,887		154,714		60,457		26,323

Units redeemed		(4,734)		-		(1,530)		-		(133,073)		(124,272)		(31,996)		(4,441)

Ending units		44,558		-		10,481		-		395,861		377,047		157,015		128,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	MEGSS				MNDSC				MV2RIS				MV3MVS

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(1,980)		(1,031)		(461)		-		14,989		7,106		7,807		8,425

Realized gain (loss) on investments		71,096		(37,092)		1,975		-		(5,596)		(10,884)		14,606		7,316

Change in unrealized gain (loss) on investments		141,278		176,861		3,657		-		26,653		135,058		24,759		34,362

Reinvested capital gains		114,998		65,667		-		-		-		-		36,782		20,677

Net increase (decrease) in contract owners’ equity resulting from operations		325,392		204,405		5,171		-		36,046		131,280		83,954		70,780

Equity transactions:

Purchase payments received from contract owners (note 4)		319,315		258,917		304,901		-		109,885		18,437		695,343		5,314

Transfers between funds		612,277		47,651		384,878		-		(89,840)		1,608		(5,528)		(11,471)

Redemptions (notes 2, 3, and 4)		(252,893)		(57,867)		(7,953)		-		(83,954)		(55,303)		(66,801)		(39,198)

Adjustments to maintain reserves		(1)		(338)		2		-		1		(550)		-		(291)

Net equity transactions		678,698		248,363		681,828		-		(63,908)		(35,808)		623,014		(45,646)

Net change in contract owners’ equity		1,004,090		452,768		686,999		-		(27,862)		95,472		706,968		25,134

Contract owners’ equity at beginning of period		964,887		512,119		-		-		1,149,688		1,054,216		610,258		585,124

Contract owners’ equity at end of period		$1,968,977		964,887		686,999		-		1,121,826		1,149,688		1,317,226		610,258

CHANGE IN UNITS:

Beginning units		53,086		38,104		-		-		83,511		86,228		33,464		35,988

Units purchased		63,401		21,478		70,748		-		14,807		2,768		44,610		5,472

Units redeemed		(33,723)		(6,496)		(5,796)		-		(18,878)		(5,485)		(14,315)		(7,996)

Ending units		82,764		53,086		64,952		-		79,440		83,511		63,759		33,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	MVFSC				MVIGSC				MVUSC				MGRFV

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$21,961		17,097		1,764		390		6,182		16,082		818		979

Realized gain (loss) on investments		(19,891)		(27,093)		2,524		(2)		(19,175)		(21,609)		(251)		820

Change in unrealized gain (loss) on investments		18,504		18,372		(8,088)		876		33,795		(34,740)		786		(3,349)

Reinvested capital gains		131,248		94,960		803		1,471		9,426		27,963		602		4,304

Net increase (decrease) in contract owners’ equity resulting from operations		151,822		103,336		(2,997)		2,735		30,228		(12,304)		1,955		2,754

Equity transactions:

Purchase payments received from contract owners (note 4)		651,137		365,819		366,625		56,894		189,057		305,999		(1)		2

Transfers between funds		283,729		98,251		60,134		255		(132,405)		(78,063)		(5,790)		(10,806)

Redemptions (notes 2, 3, and 4)		(433,935)		(77,396)		(51,644)		-		(12,555)		(16,502)		(4,846)		(22,184)

Adjustments to maintain reserves		-		(616)		(1)		(11)		(1)		(197)		1		(43)

Net equity transactions		500,931		386,058		375,114		57,138		44,096		211,237		(10,636)		(33,031)

Net change in contract owners’ equity		652,753		489,394		372,117		59,873		74,324		198,933		(8,681)		(30,277)

Contract owners’ equity at beginning of period		1,593,797		1,104,403		59,873		-		434,892		235,959		64,245		94,522

Contract owners’ equity at end of period		$2,246,550		1,593,797		431,990		59,873		509,216		434,892		55,564		64,245

CHANGE IN UNITS:

Beginning units		104,867		78,057		5,335		-		32,528		17,203		5,423		8,309

Units purchased		65,989		44,842		36,384		5,335		53,592		26,883		322		275

Units redeemed		(37,845)		(18,032)		(6,258)		-		(51,844)		(11,558)		(1,201)		(3,161)

Ending units		133,011		104,867		35,461		5,335		34,276		32,528		4,544		5,423

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	MSEMB				MSVEG2				DTRTFY				EIF

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$3,488		2,833		(744)		(348)		226,982		79,650		22,105		12,286

Realized gain (loss) on investments		(4,749)		(1,484)		95,757		2,290		(118,717)		(91,755)		(10,188)		(45,409)

Change in unrealized gain (loss) on investments		4,820		2,167		102,415		92,483		(22,466)		135,619		23,972		48,593

Reinvested capital gains		-		-		-		-		-		-		42,601		66,662

Net increase (decrease) in contract owners’ equity resulting from operations		3,559		3,516		197,428		94,425		85,799		123,514		78,490		82,132

Equity transactions:

Purchase payments received from contract owners (note 4)		9		3		6,336		4,985		299,196		565,144		662,091		236,115

Transfers between funds		(917)		(2,329)		7,725		166,263		346,316		199,715		(176,048)		(180,234)

Redemptions (notes 2, 3, and 4)		(15,384)		(497)		(35,376)		(4,699)		(631,909)		(113,462)		(253,228)		(19,011)

Adjustments to maintain reserves		2		(19)		-		(116)		-		(1,007)		(2)		(375)

Net equity transactions		(16,290)		(2,842)		(21,315)		166,433		13,603		650,390		232,813		36,495

Net change in contract owners’ equity		(12,731)		674		176,113		260,858		99,402		773,904		311,303		118,627

Contract owners’ equity at beginning of period		32,862		32,188		394,271		133,413		2,467,686		1,693,782		748,896		630,269

Contract owners’ equity at end of period		$20,131		32,862		570,384		394,271		2,567,088		2,467,686		1,060,199		748,896

CHANGE IN UNITS:

Beginning units		3,270		3,570		68,115		34,117		248,003		180,014		47,900		45,054

Units purchased		1,236		69		34,523		50,015		74,732		113,725		61,258		18,206

Units redeemed		(2,703)		(369)		(35,101)		(16,017)		(73,280)		(45,736)		(47,307)		(15,360)

Ending units		1,803		3,270		67,537		68,115		249,455		248,003		61,851		47,900

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GBF				GEM2				GIG				GVDMA

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$1,438		1,394		766		182		15,924		21,300		(161)		(271)

Realized gain (loss) on investments		(1,791)		(927)		902		(91)		7,679		(20,137)		(45,614)		(2,043)

Change in unrealized gain (loss) on investments		1,150		1,930		2,230		1,483		53,593		150,927		54,471		29,937

Reinvested capital gains		-		-		-		-		-		-		-		1,995

Net increase (decrease) in contract owners’ equity resulting from operations		797		2,397		3,898		1,574		77,196		152,090		8,696		29,618

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		44,267		15,629		268,313		3,999		60,612		7,480

Transfers between funds		4,843		1,961		2,111		7,522		(8,302)		(27,853)		(2,344)		(993)

Redemptions (notes 2, 3, and 4)		(16,568)		(4,793)		(11,964)		(261)		(335,503)		(17,895)		(173,578)		(749)

Adjustments to maintain reserves		1		(28)		3		(5)		-		(394)		-		(92)

Net equity transactions		(11,724)		(2,860)		34,417		22,885		(75,492)		(42,143)		(115,310)		5,646

Net change in contract owners’ equity		(10,927)		(463)		38,315		24,459		1,704		109,947		(106,614)		35,264

Contract owners’ equity at beginning of period		54,933		55,396		27,595		3,136		863,480		753,533		200,793		165,529

Contract owners’ equity at end of period		$44,006		54,933		65,910		27,595		865,184		863,480		94,179		200,793

CHANGE IN UNITS:

Beginning units		5,535		5,832		2,938		346		61,980		65,695		14,546		14,113

Units purchased		630		411		5,237		2,909		47,732		6,075		3,876		642

Units redeemed		(1,767)		(708)		(1,540)		(317)		(53,805)		(9,790)		(12,275)		(209)

Ending units		4,398		5,535		6,635		2,938		55,907		61,980		6,147		14,546

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVDMC				GVEXD				GVIDA				GVIDC

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(4,037)		(3,953)		497,761		234,416		(1,402)		(1,191)		(2,013)		(1,780)

Realized gain (loss) on investments		(156,345)		(34,488)		2,669,430		(7,416,026)		(92,463)		(38,311)		2,006		(16,880)

Change in unrealized gain (loss) on investments		305,321		317,130		4,911,554		10,729,110		187,118		167,672		49,134		107,293

Reinvested capital gains		-		-		31,247		18,457		-		9,943		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		144,939		278,689		8,109,992		3,565,957		93,253		138,113		49,127		88,633

Equity transactions:

Purchase payments received from contract owners (note 4)		31,760		64,313		22,690,306		5,638,903		466,268		13,000		187,645		214,565

Transfers between funds		(463,562)		193,675		5,805,324		1,811,118		(183,040)		136,325		(1,451)		(4,365)

Redemptions (notes 2, 3, and 4)		(92,684)		(90,141)		(3,609,549)		(663,196)		(77,798)		(45,605)		(109,670)		(121,328)

Adjustments to maintain reserves		(1)		(1,316)		2,533		(9,936)		-		(397)		(1)		(593)

Net equity transactions		(524,487)		166,531		24,888,614		6,776,889		205,430		103,323		76,523		88,279

Net change in contract owners’ equity		(379,548)		445,220		32,998,606		10,342,846		298,683		241,436		125,650		176,912

Contract owners’ equity at beginning of period		2,948,098		2,502,878		22,618,078		12,275,232		935,242		693,806		1,257,225		1,080,313

Contract owners’ equity at end of period		$2,568,550		2,948,098		55,616,684		22,618,078		1,233,925		935,242		1,382,875		1,257,225

CHANGE IN UNITS:

Beginning units		247,615		233,395		1,237,818		843,629		65,609		57,989		114,355		105,940

Units purchased		2,758		23,132		1,841,693		961,468		28,895		13,166		36,179		20,821

Units redeemed		(46,605)		(8,912)		(637,232)		(567,279)		(17,497)		(5,546)		(29,136)		(12,406)

Ending units		203,768		247,615		2,442,279		1,237,818		77,007		65,609		121,398		114,355

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVIDM				GVIXY				HIBF				IDPG2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(1,644)		(1,357)		204,795		68,988		18,506		(4)		(21,924)		(18,124)

Realized gain (loss) on investments		(109,884)		(11,288)		121,230		(25,820)		193		-		75,372		(68,802)

Change in unrealized gain (loss) on investments		201,579		136,536		(291,115)		235,268		(4,619)		667		1,184,137		1,636,299

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		90,051		123,891		34,910		278,436		14,080		663		1,237,585		1,549,373

Equity transactions:

Purchase payments received from contract owners (note 4)		470,604		15,000		2,223,090		961,615		270,334		-		1,832,462		1,150,971

Transfers between funds		(149,055)		-		1,551,300		1,382,534		(288)		63,682		(170,850)		(171,445)

Redemptions (notes 2, 3, and 4)		(288,114)		(18,261)		(735,863)		(126,400)		(5,521)		-		(1,740,556)		(624,867)

Adjustments to maintain reserves		(1)		(452)		492		(1,242)		(1)		(2)		(1)		(6,043)

Net equity transactions		33,434		(3,713)		3,039,019		2,216,507		264,524		63,680		(78,945)		348,616

Net change in contract owners’ equity		123,485		120,178		3,073,929		2,494,943		278,604		64,343		1,158,640		1,897,989

Contract owners’ equity at beginning of period		983,360		863,182		3,059,007		564,064		64,343		-		13,717,053		11,819,064

Contract owners’ equity at end of period		$1,106,845		983,360		6,132,936		3,059,007		342,947		64,343		14,875,693		13,717,053

CHANGE IN UNITS:

Beginning units		76,616		76,999		229,052		49,560		5,413		-		1,093,264		1,061,925

Units purchased		40,809		1,174		326,057		205,239		22,248		5,413		138,390		115,793

Units redeemed		(38,162)		(1,557)		(109,450)		(25,747)		(459)		-		(142,923)		(84,454)

Ending units		79,263		76,616		445,659		229,052		27,202		5,413		1,088,731		1,093,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	IDPGI2				MCIFD				MSBF				NAMAA2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(4,048)		(2,910)		77,545		41,133		201,155		29,178		(76,673)		(59,518)

Realized gain (loss) on investments		(28,205)		(21,611)		(199,972)		(120,633)		1,442		1,134		(1,432,662)		(2,095,750)

Change in unrealized gain (loss) on investments		216,465		263,280		502,441		386,345		(70,958)		(22,196)		8,848,912		5,109,040

Reinvested capital gains		-		-		311,314		174,722		-		20,847		-		3,249,751

Net increase (decrease) in contract owners’ equity resulting from operations		184,212		238,759		691,328		481,567		131,639		28,963		7,339,577		6,203,523

Equity transactions:

Purchase payments received from contract owners (note 4)		662,664		442,064		2,575,894		229,348		458,219		62,551		14,901,122		4,070,121

Transfers between funds		8,250		87,558		1,534,452		1,406,320		2,321,263		349,516		1,007,529		(104,799)

Redemptions (notes 2, 3, and 4)		(687,056)		(56,358)		(960,300)		(210,621)		(238,493)		(7,921)		(5,927,388)		(5,949,994)

Adjustments to maintain reserves		(2)		(967)		291		(1,669)		1		(157)		(3)		(19,837)

Net equity transactions		(16,144)		472,297		3,150,337		1,423,378		2,540,990		403,989		9,981,260		(2,004,509)

Net change in contract owners’ equity		168,068		711,056		3,841,665		1,904,945		2,672,629		432,952		17,320,837		4,199,014

Contract owners’ equity at beginning of period		2,432,045		1,720,989		3,650,765		1,745,820		579,888		146,936		41,984,006		37,784,992

Contract owners’ equity at end of period		$2,600,113		2,432,045		7,492,430		3,650,765		3,252,517		579,888		59,304,843		41,984,006

CHANGE IN UNITS:

Beginning units		207,028		163,944		234,359		129,857		47,111		12,950		3,080,110		3,242,922

Units purchased		53,988		59,583		327,875		136,622		232,062		36,430		1,190,012		417,904

Units redeemed		(54,905)		(16,499)		(138,184)		(32,120)		(39,216)		(2,269)		(515,915)		(580,716)

Ending units		206,111		207,028		424,050		234,359		239,957		47,111		3,754,207		3,080,110

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NAMGI2				NCPG2				NCPGI2				NVAMV2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(251)		(189)		(19,044)		(19,635)		(2,040)		(1,741)		18,807		6,216

Realized gain (loss) on investments		7,479		1,161		219,313		122,497		4,137		(7,594)		19,398		(8,726)

Change in unrealized gain (loss) on investments		13,832		17,944		1,067,114		1,216,756		100,811		143,484		(6,500)		17,964

Reinvested capital gains		6,652		8,882		-		208,354		-		-		90,397		18,920

Net increase (decrease) in contract owners’ equity resulting from operations		27,712		27,798		1,267,383		1,527,972		102,908		134,149		122,102		34,374

Equity transactions:

Purchase payments received from contract owners (note 4)		131,226		-		2,314,410		375,815		318,550		26,450		795,978		158,611

Transfers between funds		4,084		(8,242)		(966,160)		(2,379,865)		5,146		(259,562)		(82,671)		48,278

Redemptions (notes 2, 3, and 4)		(4,537)		(1,959)		(2,397,496)		(639,672)		(44,269)		(149,923)		(40,788)		(13,995)

Adjustments to maintain reserves		1		(64)		(1)		(6,545)		(1)		(581)		(2)		(172)

Net equity transactions		130,774		(10,265)		(1,049,247)		(2,650,267)		279,426		(383,616)		672,517		192,722

Net change in contract owners’ equity		158,486		17,533		218,136		(1,122,295)		382,334		(249,467)		794,619		227,096

Contract owners’ equity at beginning of period		138,867		121,334		13,065,100		14,187,395		1,135,913		1,385,380		511,980		284,884

Contract owners’ equity at end of period		$297,353		138,867		13,283,236		13,065,100		1,518,247		1,135,913		1,306,599		511,980

CHANGE IN UNITS:

Beginning units		8,863		9,607		1,010,544		1,231,201		93,408		127,894		30,442		18,368

Units purchased		8,778		6		166,377		45,106		25,351		2,892		57,653		15,673

Units redeemed		(1,969)		(750)		(250,155)		(265,763)		(3,683)		(37,378)		(20,475)		(3,599)

Ending units		15,672		8,863		926,766		1,010,544		115,076		93,408		67,620		30,442

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVBXD				NVCCA2				NVCCN2				NVCMA2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$164,275		34,641		(781)		(467)		(1,616)		(1,148)		(754)		(731)

Realized gain (loss) on investments		(3,633)		(16,371)		1,702		213		(2,450)		(22,302)		4,014		(16,354)

Change in unrealized gain (loss) on investments		(126,618)		44,176		54,013		16,393		56,094		66,745		49,451		59,763

Reinvested capital gains		-		-		4,912		34,390		-		15,582		8,297		34,173

Net increase (decrease) in contract owners’ equity resulting from operations		34,024		62,446		59,846		50,529		52,028		58,877		61,008		76,851

Equity transactions:

Purchase payments received from contract owners (note 4)		2,133,656		301,448		-		327,586		384,845		290		86,603		3,253

Transfers between funds		2,448,799		97,967		(19,154)		(10,701)		373,000		(82,269)		(17,164)		(117,948)

Redemptions (notes 2, 3, and 4)		(411,993)		(13,641)		(10,879)		(2,801)		(76,217)		(68,660)		(21,073)		(20,355)

Adjustments to maintain reserves		-		(527)		(1)		(157)		(3)		(382)		1		(245)

Net equity transactions		4,170,462		385,247		(30,034)		313,927		681,625		(151,021)		48,367		(135,295)

Net change in contract owners’ equity		4,204,486		447,693		29,812		364,456		733,653		(92,144)		109,375		(58,444)

Contract owners’ equity at beginning of period		1,328,791		881,098		499,527		135,071		698,124		790,268		432,064		490,508

Contract owners’ equity at end of period		$5,533,277		1,328,791		529,339		499,527		1,431,777		698,124		541,439		432,064

CHANGE IN UNITS:

Beginning units		132,132		92,042		35,321		11,083		61,177		75,214		29,113		38,890

Units purchased		642,972		48,462		87		25,327		79,115		342		5,409		231

Units redeemed		(229,993)		(8,372)		(2,080)		(1,089)		(20,674)		(14,379)		(2,373)		(10,008)

Ending units		545,111		132,132		33,328		35,321		119,618		61,177		32,149		29,113

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVCMC2				NVCMD2				NVCRA2				NVCRB2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(2,541)		(2,929)		(455)		(801)		(1,342)		(307)		(8,369)		(6,838)

Realized gain (loss) on investments		(18,276)		(5,154)		5,282		(55,484)		29,822		(888)		4,217		(35,703)

Change in unrealized gain (loss) on investments		143,347		109,028		19,345		85,974		60,068		25,266		426,453		356,915

Reinvested capital gains		1,880		103,554		5,029		33,062		12,735		13,159		47,303		235,685

Net increase (decrease) in contract owners’ equity resulting from operations		124,410		204,499		29,201		62,751		101,283		37,230		469,604		550,059

Equity transactions:

Purchase payments received from contract owners (note 4)		68,026		402,177		134,788		39,796		990,934		19,479		906,109		435,181

Transfers between funds		1,395		(147,052)		(5,647)		(225,431)		257,282		13,677		392		(2,186)

Redemptions (notes 2, 3, and 4)		(775,232)		(65,045)		(29,793)		(137,339)		(19,862)		(4,424)		(101,953)		(491,876)

Adjustments to maintain reserves		(1)		(975)		-		(266)		1		(104)		1		(2,279)

Net equity transactions		(705,812)		189,105		99,348		(323,240)		1,228,355		28,628		804,549		(61,160)

Net change in contract owners’ equity		(581,402)		393,604		128,549		(260,489)		1,329,638		65,858		1,274,153		488,899

Contract owners’ equity at beginning of period		2,044,913		1,651,309		223,085		483,574		245,508		179,650		4,666,776		4,177,877

Contract owners’ equity at end of period		$1,463,511		2,044,913		351,634		223,085		1,575,146		245,508		5,940,929		4,666,776

CHANGE IN UNITS:

Beginning units		163,875		147,519		16,364		40,682		15,911		13,889		359,704		364,188

Units purchased		5,303		34,873		9,642		31,619		84,444		2,870		67,664		36,702

Units redeemed		(60,182)		(18,517)		(2,712)		(55,937)		(11,693)		(848)		(7,403)		(41,186)

Ending units		108,996		163,875		23,294		16,364		88,662		15,911		419,965		359,704

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVDBL2				NVDCA2				NVFIY				NVGEY

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(5,539)		(5,893)		(49)		(76)		44,382		37,722		25,944		41,474

Realized gain (loss) on investments		(555,944)		(147,660)		(6,342)		(12,874)		(39,908)		(26,842)		367,765		(59,955)

Change in unrealized gain (loss) on investments		846,343		629,154		10,032		20,351		14,848		65,946		39,876		434,955

Reinvested capital gains		-		-		-		43		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		284,860		475,601		3,641		7,444		19,322		76,826		433,585		416,474

Equity transactions:

Purchase payments received from contract owners (note 4)		750,499		26,375		-		-		35,612		(2)		220,059		138,435

Transfers between funds		57,335		573,279		(1,152)		(628)		145,046		22,211		(875,977)		67,072

Redemptions (notes 2, 3, and 4)		(2,284,293)		(346,596)		(18,917)		(25,951)		(113,880)		(33,606)		(547,682)		(36,053)

Adjustments to maintain reserves		-		(1,966)		-		(26)		2		(705)		2		(922)

Net equity transactions		(1,476,459)		251,092		(20,069)		(26,605)		66,780		(12,102)		(1,203,598)		168,532

Net change in contract owners’ equity		(1,191,599)		726,693		(16,428)		(19,161)		86,102		64,724		(770,013)		585,006

Contract owners’ equity at beginning of period		4,150,392		3,423,699		39,760		58,921		1,399,007		1,334,283		2,579,007		1,994,001

Contract owners’ equity at end of period		$2,958,793		4,150,392		23,332		39,760		1,485,109		1,399,007		1,808,994		2,579,007

CHANGE IN UNITS:

Beginning units		335,017		311,772		2,975		5,120		136,937		137,699		158,502		147,885

Units purchased		86,081		53,201		1		32		35,991		15,132		25,594		65,412

Units redeemed		(199,085)		(29,956)		(1,393)		(2,177)		(29,227)		(15,894)		(88,215)		(54,795)

Ending units		222,013		335,017		1,583		2,975		143,701		136,937		95,881		158,502

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVLCPY				NVMGA2				NVMIG6				NVMIVZ

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$26,860		19,104		(301)		(244)		9		(1)		9,582		1,313

Realized gain (loss) on investments		29,626		3		(199)		(8,301)		120		-		3,375		5,385

Change in unrealized gain (loss) on investments		(22,532)		5,313		13,906		27,071		(320)		1,025		(5,098)		8,322

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		33,954		24,420		13,406		18,526		(191)		1,024		7,859		15,020

Equity transactions:

Purchase payments received from contract owners (note 4)		388,385		311,874		24,175		(1)		-		10,000		-		1,148

Transfers between funds		8,401		228,985		36,862		(40,287)		461		281		(307)		80,079

Redemptions (notes 2, 3, and 4)		(169,369)		(1,524)		(5,112)		(2,230)		(155)		-		(28,998)		(3,799)

Adjustments to maintain reserves		(2)		(41)		(1)		(81)		-		(1)		1		(61)

Net equity transactions		227,415		539,294		55,924		(42,599)		306		10,280		(29,304)		77,367

Net change in contract owners’ equity		261,369		563,714		69,330		(24,073)		115		11,304		(21,445)		92,387

Contract owners’ equity at beginning of period		563,714		-		174,324		198,397		11,304		-		187,255		94,868

Contract owners’ equity at end of period		$825,083		563,714		243,654		174,324		11,419		11,304		165,810		187,255

CHANGE IN UNITS:

Beginning units		54,087		-		13,956		17,724		1,098		-		17,550		10,237

Units purchased		99,943		54,251		4,858		385		133		1,098		2,671		25,814

Units redeemed		(76,372)		(164)		(608)		(4,153)		(100)		-		(5,263)		(18,501)

Ending units		77,658		54,087		18,206		13,956		1,131		1,098		14,958		17,550

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVMLG1				NVMMG2				NVMMV1				NVNMO2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$2,024		5,390		(480)		(485)		8,887		3,593		325		415

Realized gain (loss) on investments		(1,312)		(15)		(118,254)		(104,966)		(9,515)		(3,173)		(5,419)		(3,288)

Change in unrealized gain (loss) on investments		6,960		(3,563)		174,259		168,585		12,969		(17,895)		(21,184)		23,302

Reinvested capital gains		20,787		5,277		-		-		14,447		34,794		57,811		11,269

Net increase (decrease) in contract owners’ equity resulting from operations		28,459		7,089		55,525		63,134		26,788		17,319		31,533		31,698

Equity transactions:

Purchase payments received from contract owners (note 4)		257,304		-		-		(4,810)		97,049		89,889		26,096		-

Transfers between funds		(328,223)		114,333		(104,068)		1,312		550,779		34,819		(21,288)		(11,826)

Redemptions (notes 2, 3, and 4)		(1,854)		(505)		(28,999)		(29,305)		(20,475)		(6,102)		(5,599)		(3,651)

Adjustments to maintain reserves		-		(23)		(1)		(161)		(1)		(95)		1		(74)

Net equity transactions		(72,773)		113,805		(133,068)		(32,964)		627,352		118,511		(790)		(15,551)

Net change in contract owners’ equity		(44,314)		120,894		(77,543)		30,170		654,140		135,830		30,743		16,147

Contract owners’ equity at beginning of period		120,894		-		342,482		312,312		250,345		114,515		164,413		148,266

Contract owners’ equity at end of period		$76,580		120,894		264,939		342,482		904,485		250,345		195,156		164,413

CHANGE IN UNITS:

Beginning units		9,893		-		25,840		28,325		17,291		8,590		9,639		10,687

Units purchased		19,583		9,939		757		2,896		47,538		12,689		1,238		116

Units redeemed		(24,495)		(46)		(9,634)		(5,381)		(7,158)		(3,988)		(1,440)		(1,164)

Ending units		4,981		9,893		16,963		25,840		57,671		17,291		9,437		9,639

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NVNSR2				NVRE2				NVSIXD				NVSTB2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$355		1,182		4,998		6,921		96,836		61,558		2,487		-

Realized gain (loss) on investments		(21,412)		(47,739)		12,603		(4,805)		(379,761)		(706,878)		18		-

Change in unrealized gain (loss) on investments		(38,964)		122,096		23,968		31,591		1,117,154		1,400,389		(1,333)		-

Reinvested capital gains		131,964		98,088		-		6,911		87,281		29,832		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		71,943		173,627		41,569		40,618		921,510		784,901		1,172		-

Equity transactions:

Purchase payments received from contract owners (note 4)		130,433		(9)		62,074		143,866		2,643,464		557,636		45,599		-

Transfers between funds		23,651		(205,307)		(192,633)		22,941		1,321,391		291,930		22,993		-

Redemptions (notes 2, 3, and 4)		(62,775)		(43,467)		(76,222)		(7,577)		(1,252,432)		(226,391)		(1,262)		-

Adjustments to maintain reserves		-		(449)		2		(136)		(173)		(2,230)		-		-

Net equity transactions		91,309		(249,232)		(206,779)		159,094		2,712,250		620,945		67,330		-

Net change in contract owners’ equity		163,252		(75,605)		(165,210)		199,712		3,633,760		1,405,846		68,502		-

Contract owners’ equity at beginning of period		919,010		994,615		390,896		191,184		5,714,735		4,308,889		-		-

Contract owners’ equity at end of period		$1,082,262		919,010		225,686		390,896		9,348,495		5,714,735		68,502		-

CHANGE IN UNITS:

Beginning units		59,713		77,836		30,755		16,910		414,527		363,587		-		-

Units purchased		12,498		3,022		16,904		16,621		412,668		288,694		9,514		-

Units redeemed		(7,252)		(21,145)		(31,556)		(2,776)		(216,985)		(237,754)		(2,937)		-

Ending units		64,959		59,713		16,103		30,755		610,210		414,527		6,577		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	SAM				SCF				SCGF2				SCVF

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$1,283,394		1,114,601		(43)		811		(527)		(211)		2,747		940

Realized gain (loss) on investments		-		-		(14,896)		1,215		13,849		(28,483)		23,296		(4,446)

Change in unrealized gain (loss) on investments		-		-		35,261		23,077		45,681		50,013		11,786		30,246

Reinvested capital gains		-		3		6,390		1,215		-		-		4,313		14,224

Net increase (decrease) in contract owners’ equity resulting from operations		1,283,394		1,114,604		26,712		26,318		59,003		21,319		42,142		40,964

Equity transactions:

Purchase payments received from contract owners (note 4)		74,369,026		25,106,568		300		8,713		268,096		85,671		134,378		89,751

Transfers between funds		(51,628,284)		(14,812,018)		7,345		31,531		26,438		19,232		41,787		77,386

Redemptions (notes 2, 3, and 4)		(14,229,227)		(6,013,230)		(13,807)		(2,792)		(67,133)		(3,368)		(105,558)		(7,428)

Adjustments to maintain reserves		(2)		(12,344)		1		(95)		1		(69)		(2)		(117)

Net equity transactions		8,511,513		4,268,976		(6,161)		37,357		227,402		101,466		70,605		159,592

Net change in contract owners’ equity		9,794,907		5,383,580		20,551		63,675		286,405		122,785		112,747		200,556

Contract owners’ equity at beginning of period		24,297,147		18,913,567		232,858		169,183		216,253		93,468		331,538		130,982

Contract owners’ equity at end of period		$34,092,054		24,297,147		253,409		232,858		502,658		216,253		444,285		331,538

CHANGE IN UNITS:

Beginning units		2,274,528		1,850,906		14,396		11,898		14,972		7,567		21,976		10,177

Units purchased		9,176,995		3,839,521		3,318		3,234		26,225		10,445		38,144		13,206

Units redeemed		(8,402,532)		(3,415,899)		(3,833)		(736)		(12,360)		(3,040)		(32,421)		(1,407)

Ending units		3,048,991		2,274,528		13,881		14,396		28,837		14,972		27,699		21,976

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	TRF2				MNCPS2				PMUBAM				PMVAAD

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$2,893		2,035		16,314		4,990		36,089		12,897		6,858		2,877

Realized gain (loss) on investments		(2,059)		(1,645)		(9,587)		(1,895)		(3,297)		(32,377)		(8,603)		(2,530)

Change in unrealized gain (loss) on investments		24,117		(4,602)		26,406		22,356		9,821		47,700		4,861		7,836

Reinvested capital gains		15,220		21,041		8,892		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		40,171		16,829		42,025		25,451		42,613		28,220		3,116		8,183

Equity transactions:

Purchase payments received from contract owners (note 4)		41		-		93,138		195,520		129,424		5,069		17,386		-

Transfers between funds		249,695		(17,288)		(54)		88,942		163,229		291,055		11,690		25,355

Redemptions (notes 2, 3, and 4)		(83,379)		(10,969)		(12,196)		(5,362)		(75,963)		(9,997)		(33,915)		(7,199)

Adjustments to maintain reserves		-		(110)		1		(147)		3		(180)		1		(55)

Net equity transactions		166,357		(28,367)		80,889		278,953		216,693		285,947		(4,838)		18,101

Net change in contract owners’ equity		206,528		(11,538)		122,914		304,404		259,306		314,167		(1,722)		26,284

Contract owners’ equity at beginning of period		217,830		229,368		489,248		184,844		615,915		301,748		120,320		94,036

Contract owners’ equity at end of period		$424,358		217,830		612,162		489,248		875,221		615,915		118,598		120,320

CHANGE IN UNITS:

Beginning units		14,180		16,099		31,828		13,018		56,610		29,641		9,474		7,982

Units purchased		28,243		344		7,886		20,840		32,626		44,991		2,243		2,192

Units redeemed		(17,999)		(2,263)		(2,855)		(2,030)		(12,915)		(18,022)		(2,683)		(700)

Ending units		24,424		14,180		36,859		31,828		76,321		56,610		9,034		9,474

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVEBA				PMVFAD				PMVFHA				PMVHYA

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$6,139		2,999		743		206		4,201		2,246		6,686		4,033

Realized gain (loss) on investments		(2,345)		(34)		(1,265)		(118)		(119)		(4,870)		(6,031)		(282)

Change in unrealized gain (loss) on investments		1,868		3,900		704		434		2,258		7,473		7,437		5,048

Reinvested capital gains		-		-		-		-		-		2,699		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,662		6,865		182		522		6,340		7,548		8,092		8,799

Equity transactions:

Purchase payments received from contract owners (note 4)		1		1		-		-		1		13,827		12,151		-

Transfers between funds		38,759		19,278		13,332		-		(24,383)		46,614		35,674		11,338

Redemptions (notes 2, 3, and 4)		(16,056)		(2,089)		(611)		(623)		(4,917)		(37,244)		(3,799)		(1,332)

Adjustments to maintain reserves		(3)		(26)		-		(5)		1		(46)		(2)		(36)

Net equity transactions		22,701		17,164		12,721		(628)		(29,298)		23,151		44,024		9,970

Net change in contract owners’ equity		28,363		24,029		12,903		(106)		(22,958)		30,699		52,116		18,769

Contract owners’ equity at beginning of period		100,749		76,720		9,257		9,363		129,287		98,588		87,607		68,838

Contract owners’ equity at end of period		$129,112		100,749		22,160		9,257		106,329		129,287		139,723		87,607

CHANGE IN UNITS:

Beginning units		9,550		8,063		1,013		1,084		12,294		10,199		7,399		6,510

Units purchased		8,795		5,274		2,549		-		620		5,999		10,685		1,056

Units redeemed		(6,940)		(3,787)		(1,045)		(71)		(3,308)		(3,904)		(7,021)		(167)

Ending units		11,405		9,550		2,517		1,013		9,606		12,294		11,063		7,399

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVID				PMVLDA				PMVLGA				PMVRRA

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$734,529		475,988		51,803		38,183		17,358		8,109		4,645		4,880

Realized gain (loss) on investments		(189,815)		(163,801)		(10,957)		(34,275)		(19,888)		(95,134)		(6,023)		(2,630)

Change in unrealized gain (loss) on investments		86,979		441,063		15,545		49,194		(49,807)		46,410		4,450		4,678

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		631,693		753,250		56,391		53,102		(52,337)		(40,615)		3,072		6,928

Equity transactions:

Purchase payments received from contract owners (note 4)		2,190,022		633,439		60,025		242,184		86,818		163,340		14,607		22,136

Transfers between funds		3,091,328		1,815,128		490,562		(115,550)		467,590		95,922		(8,408)		1,951

Redemptions (notes 2, 3, and 4)		(1,411,495)		(886,327)		(317,830)		(75,767)		(22,377)		(95,419)		(5,737)		(6,862)

Adjustments to maintain reserves		-		(4,621)		(3)		(549)		(2)		(178)		1		(89)

Net equity transactions		3,869,855		1,557,619		232,754		50,318		532,029		163,665		463		17,136

Net change in contract owners’ equity		4,501,548		2,310,869		289,145		103,420		479,692		123,050		3,535		24,064

Contract owners’ equity at beginning of period		10,706,303		8,395,434		1,040,673		937,253		386,030		262,980		194,608		170,544

Contract owners’ equity at end of period		$15,207,851		10,706,303		1,329,818		1,040,673		865,722		386,030		198,143		194,608

CHANGE IN UNITS:

Beginning units		940,827		796,923		100,888		95,181		41,919		29,635		17,165		15,563

Units purchased		545,602		299,222		86,026		65,051		88,554		61,242		2,446		2,785

Units redeemed		(216,071)		(155,318)		(63,295)		(59,344)		(30,248)		(48,958)		(2,464)		(1,183)

Ending units		1,270,358		940,827		123,619		100,888		100,225		41,919		17,147		17,165

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVRSA				PMVTRA				PVSTA				PVDIB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$6,104		52,025		228,570		147,545		262,476		156,816		31,572		53,030

Realized gain (loss) on investments		(53,297)		(69,376)		(128,996)		(166,587)		44,461		73		(4,481)		(70,185)

Change in unrealized gain (loss) on investments		60,432		(12,532)		49,962		264,535		802		44,119		3,477		45,054

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		13,239		(29,883)		149,536		245,493		307,739		201,008		30,568		27,899

Equity transactions:

Purchase payments received from contract owners (note 4)		12,586		23,648		958,358		952,621		659,075		1,816,589		9,380		23,009

Transfers between funds		(19,509)		94,496		995,788		385,472		467,686		632,846		(31,587)		(169,788)

Redemptions (notes 2, 3, and 4)		(41,574)		(47,813)		(645,799)		(243,062)		(748,624)		(879,058)		(41,541)		(23,869)

Adjustments to maintain reserves		-		(175)		4		(2,158)		(1)		(1,800)		-		(382)

Net equity transactions		(48,497)		70,156		1,308,351		1,092,873		378,136		1,568,577		(63,748)		(171,030)

Net change in contract owners’ equity		(35,258)		40,273		1,457,887		1,338,366		685,875		1,769,585		(33,180)		(143,131)

Contract owners’ equity at beginning of period		345,428		305,155		5,007,542		3,669,176		4,705,088		2,935,503		546,161		689,292

Contract owners’ equity at end of period		$310,170		345,428		6,465,429		5,007,542		5,390,963		4,705,088		512,981		546,161

CHANGE IN UNITS:

Beginning units		24,870		20,205		487,451		377,574		432,164		284,941		54,510		71,965

Units purchased		5,984		16,298		211,785		184,943		291,398		339,920		3,826		35,166

Units redeemed		(9,371)		(11,633)		(84,174)		(75,066)		(255,722)		(192,697)		(9,829)		(52,621)

Ending units		21,483		24,870		615,062		487,451		467,840		432,164		48,507		54,510

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PVGPB				PVIB				PVIGIB				PVNOB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(7)		-		35,171		40,153		2,663		1,292		70		(26)

Realized gain (loss) on investments		3		-		(56,172)		(89,510)		5,457		(1,300)		3,916		1

Change in unrealized gain (loss) on investments		104		-		38,131		70,367		(5,498)		25,810		49,115		6,548

Reinvested capital gains		-		-		-		-		342		-		1,687		-

Net increase (decrease) in contract owners’ equity resulting from operations		100		-		17,130		21,010		2,964		25,802		54,788		6,523

Equity transactions:

Purchase payments received from contract owners (note 4)		16,653		-		1,393		1,800		63,342		20,990		20,140		10,000

Transfers between funds		(306)		-		(107,893)		1,205		5,259		90,539		169,095		123,493

Redemptions (notes 2, 3, and 4)		(50)		-		(44,385)		(46,297)		(113,075)		(8,397)		(8,340)		(10)

Adjustments to maintain reserves		(1)		-		-		(359)		(1)		(63)		1		(9)

Net equity transactions		16,296		-		(150,885)		(43,651)		(44,475)		103,069		180,896		133,474

Net change in contract owners’ equity		16,396		-		(133,755)		(22,641)		(41,511)		128,871		235,684		139,997

Contract owners’ equity at beginning of period		-		-		704,840		727,481		218,767		89,896		139,997		-

Contract owners’ equity at end of period		$16,396		-		571,085		704,840		177,256		218,767		375,681		139,997

CHANGE IN UNITS:

Beginning units		-		-		71,305		76,897		12,726		6,194		12,022		-

Units purchased		1,491		-		4,826		17,610		4,134		11,328		17,012		12,023

Units redeemed		(32)		-		(19,554)		(23,202)		(7,040)		(4,796)		(2,758)		(1)

Ending units		1,459		-		56,577		71,305		9,820		12,726		26,276		12,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PVTIGB				TRBCG2				TRHS2				TRMCG2

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$505		(22)		(6,197)		(4,094)		(3,046)		(2,384)		(225)		(32)

Realized gain (loss) on investments		173		763		560,987		(182,515)		(37,988)		(52,215)		58		(7)

Change in unrealized gain (loss) on investments		(829)		2,251		338,430		1,201,022		(105,456)		38,074		(20,371)		(1,020)

Reinvested capital gains		-		-		178,217		-		175,907		65,955		25,936		3,409

Net increase (decrease) in contract owners’ equity resulting from operations		(151)		2,992		1,071,437		1,014,413		29,417		49,430		5,398		2,350

Equity transactions:

Purchase payments received from contract owners (note 4)		38,158		2,618		1,018,674		185,678		417,917		322,159		89,369		52,113

Transfers between funds		576		8,525		(264,594)		151,788		(13,582)		(196,398)		146,515		159

Redemptions (notes 2, 3, and 4)		(665)		(4,926)		(1,122,268)		(100,275)		(239,965)		(50,085)		(2,228)		(76)

Adjustments to maintain reserves		1		(8)		-		(1,366)		(1)		(794)		(1)		(10)

Net equity transactions		38,070		6,209		(368,188)		235,825		164,369		74,882		233,655		52,186

Net change in contract owners’ equity		37,919		9,201		703,249		1,250,238		193,786		124,312		239,053		54,536

Contract owners’ equity at beginning of period		24,995		15,794		3,285,533		2,035,295		1,814,690		1,690,378		54,536		-

Contract owners’ equity at end of period		$62,914		24,995		3,988,782		3,285,533		2,008,476		1,814,690		293,589		54,536

CHANGE IN UNITS:

Beginning units		2,457		1,836		200,216		184,381		121,592		116,072		4,854		-

Units purchased		3,689		1,331		183,688		81,246		42,869		42,042		19,453		4,868

Units redeemed		(128)		(710)		(203,716)		(65,411)		(31,498)		(36,522)		(293)		(14)

Ending units		6,018		2,457		180,188		200,216		132,963		121,592		24,014		4,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	VEEMS				VVGGS				VWHAS				VVB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$1,088		5,242		11,707		(315)		8,180		4,190		95,086		68,476

Realized gain (loss) on investments		(34,772)		(31,775)		11,967		(1,297)		(8,135)		(8,917)		(25,594)		(197,405)

Change in unrealized gain (loss) on investments		46,500		42,239		12,993		32,501		(19,897)		(3,082)		483,364		535,546

Reinvested capital gains		-		-		-		-		-		-		276,721		176,955

Net increase (decrease) in contract owners’ equity resulting from operations		12,816		15,706		36,667		30,889		(19,852)		(7,809)		829,577		583,572

Equity transactions:

Purchase payments received from contract owners (note 4)		271		636		54,633		16,024		270,096		40,761		3,159,678		258,617

Transfers between funds		(99,783)		173		52,890		110,503		13,214		38,637		382,746		8,797

Redemptions (notes 2, 3, and 4)		(60,867)		(24,903)		(19,679)		(21,399)		(45,974)		(25,385)		(583,120)		(670,371)

Adjustments to maintain reserves		(1)		(85)		(351)		(104)		1		(85)		1		(2,282)

Net equity transactions		(160,380)		(24,179)		87,493		105,024		237,337		53,928		2,959,305		(405,239)

Net change in contract owners’ equity		(147,564)		(8,473)		124,160		135,913		217,485		46,119		3,788,882		178,333

Contract owners’ equity at beginning of period		178,674		187,147		305,280		169,367		215,277		169,158		4,905,050		4,726,717

Contract owners’ equity at end of period		$31,110		178,674		429,440		305,280		432,762		215,277		8,693,932		4,905,050

CHANGE IN UNITS:

Beginning units		18,129		20,740		20,891		12,771		14,151		10,671		352,415		386,129

Units purchased		1,718		1,472		17,089		10,995		22,304		7,289		318,939		86,467

Units redeemed		(16,713)		(4,083)		(12,243)		(2,875)		(7,043)		(3,809)		(124,242)		(120,181)

Ending units		3,134		18,129		25,737		20,891		29,412		14,151		547,112		352,415

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	VVCG				VVDV				VVEI				VVEIX

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$14,229		7,538		37,450		18,196		201,093		164,319		86,252		64,384

Realized gain (loss) on investments		44,256		(30,281)		26,452		(103,694)		420,910		(66,524)		3,806,793		(53,346)

Change in unrealized gain (loss) on investments		175,729		347,705		254,898		486,609		(83,654)		134,880		584,290		1,602,338

Reinvested capital gains		48,119		75,310		217,070		122,471		534,296		399,422		624,108		231,068

Net increase (decrease) in contract owners’ equity resulting from operations		282,333		400,272		535,870		523,582		1,072,645		632,097		5,101,443		1,844,444

Equity transactions:

Purchase payments received from contract owners (note 4)		425,681		459,018		1,790,125		847,559		2,523,072		845,494		33,271,015		4,161,109

Transfers between funds		795		202,271		351,478		107,710		548,743		222,299		(2,056,105)		200,505

Redemptions (notes 2, 3, and 4)		(243,132)		(140,775)		(532,148)		(108,685)		(853,107)		(555,751)		(1,682,001)		(723,070)

Adjustments to maintain reserves		-		(808)		3		(1,402)		2		(3,998)		(1)		(3,993)

Net equity transactions		183,344		519,706		1,609,458		845,182		2,218,710		508,044		29,532,908		3,634,551

Net change in contract owners’ equity		465,677		919,978		2,145,328		1,368,764		3,291,355		1,140,141		34,634,351		5,478,995

Contract owners’ equity at beginning of period		2,179,738		1,259,760		3,638,434		2,269,670		8,782,719		7,642,578		11,899,569		6,420,574

Contract owners’ equity at end of period		$2,645,415		2,179,738		5,783,762		3,638,434		12,074,074		8,782,719		46,533,920		11,899,569

CHANGE IN UNITS:

Beginning units		129,320		95,130		220,845		164,585		589,198		551,198		696,162		471,126

Units purchased		42,994		51,077		176,566		119,722		1,490,355		142,128		2,958,694		404,877

Units redeemed		(33,158)		(16,887)		(90,148)		(63,462)		(1,372,044)		(104,128)		(1,462,092)		(179,841)

Ending units		139,156		129,320		307,263		220,845		707,509		589,198		2,192,764		696,162

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	VVG				VVGBI				VVHGB				VVHYB

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$(24,256)		(9,708)		4,930		3,171		544,708		428,614		37,595		29,022

Realized gain (loss) on investments		(138,398)		(506,102)		(6,966)		(10,052)		(926,843)		(619,045)		(19,389)		(11,201)

Change in unrealized gain (loss) on investments		2,373,219		1,756,937		824		21,348		453,773		1,366,213		28,876		54,485

Reinvested capital gains		-		-		256		381		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,210,565		1,241,127		(956)		14,848		71,638		1,175,782		47,082		72,306

Equity transactions:

Purchase payments received from contract owners (note 4)		5,250,055		620,129		3,800		3		5,307,666		2,620,979		204,439		21,936

Transfers between funds		1,346,162		506,652		406,753		(22,655)		4,195,828		2,800,065		591,167		80,165

Redemptions (notes 2, 3, and 4)		(1,037,339)		(163,051)		(23,368)		(3,744)		(2,685,518)		(1,414,726)		(187,724)		(30,412)

Adjustments to maintain reserves		(2)		(1,860)		1		(123)		(1)		(11,658)		-		(338)

Net equity transactions		5,558,876		961,870		387,186		(26,519)		6,817,975		3,994,660		607,882		71,351

Net change in contract owners’ equity		7,769,441		2,202,997		386,230		(11,671)		6,889,613		5,170,442		654,964		143,657

Contract owners’ equity at beginning of period		5,351,180		3,148,183		253,553		265,224		25,711,382		20,540,940		770,717		627,060

Contract owners’ equity at end of period		$13,120,621		5,351,180		639,783		253,553		32,600,995		25,711,382		1,425,681		770,717

CHANGE IN UNITS:

Beginning units		315,502		258,691		25,520		28,279		2,580,149		2,164,356		67,219		60,736

Units purchased		422,931		117,896		41,802		2,878		1,343,852		715,227		67,934		14,262

Units redeemed		(154,162)		(61,085)		(3,862)		(5,637)		(674,728)		(299,434)		(17,695)		(7,779)

Ending units		584,271		315,502		63,460		25,520		3,249,273		2,580,149		117,458		67,219

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	VVI				VVMCI				VVREI				VVSCG

	2024		2023		2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$16,803		24,903		43,070		55,867		39,813		23,469		(1,873)		-

Realized gain (loss) on investments		(348,830)		(453,142)		(317,750)		(337,879)		(110,713)		(35,004)		810		-

Change in unrealized gain (loss) on investments		464,759		685,100		1,081,226		972,648		94,617		124,047		29,531		-

Reinvested capital gains		92,998		80,094		63,343		104,759		40,467		56,790		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		225,730		336,955		869,889		795,395		64,184		169,302		28,468		-

Equity transactions:

Purchase payments received from contract owners (note 4)		1,346,350		348,524		2,804,651		950,749		130,020		34,794		594,553		-

Transfers between funds		513,889		(94,382)		(1,348,931)		(597,533)		159,050		290,375		448,620		-

Redemptions (notes 2, 3, and 4)		(317,331)		(120,112)		(699,812)		(306,220)		(179,537)		(50,243)		(4,826)		-

Adjustments to maintain reserves		(2)		(1,224)		-		(2,762)		-		(662)		-		-

Net equity transactions		1,542,906		132,806		755,908		44,234		109,533		274,264		1,038,347		-

Net change in contract owners’ equity		1,768,636		469,761		1,625,797		839,629		173,717		443,566		1,066,815		-

Contract owners’ equity at beginning of period		2,766,548		2,296,787		6,362,978		5,523,349		1,660,655		1,217,089		-		-

Contract owners’ equity at end of period		$4,535,184		2,766,548		7,988,775		6,362,978		1,834,372		1,660,655		1,066,815		-

CHANGE IN UNITS:

Beginning units		207,950		196,856		432,708		432,691		141,252		115,001		-		-

Units purchased		162,615		59,441		297,389		126,006		48,058		37,781		97,472		-

Units redeemed		(56,120)		(48,347)		(255,382)		(125,989)		(39,522)		(11,530)		(1,375)		-

Ending units		314,445		207,950		474,715		432,708		149,788		141,252		96,097		-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$
	VVSTC				VVTISI				VVTSM

	2024		2023		2024		2023		2024		2023

Investment activity*:

Net investment income (loss)		$363,086		146,015		182,335		154,996		144,887		103,010

Realized gain (loss) on investments		(135,451)		(125,861)		(244,121)		(334,904)		(209,878)		(269,232)

Change in unrealized gain (loss) on investments		256,276		556,175		308,482		1,015,515		2,569,805		2,498,841

Reinvested capital gains		-		-		37,591		79,264		1,320,285		876,290

Net increase (decrease) in contract owners’ equity resulting from operations		483,911		576,329		284,287		914,871		3,825,099		3,208,909

Equity transactions:

Purchase payments received from contract owners (note 4)		1,181,368		1,282,247		814,631		646,233		2,783,333		2,372,526

Transfers between funds		1,737,377		1,028,512		1,112,252		244,476		494,371		(1,680,870)

Redemptions (notes 2, 3, and 4)		(1,619,436)		(435,059)		(854,529)		(379,384)		(1,433,720)		(915,812)

Adjustments to maintain reserves		-		(5,282)		2		(3,427)		1		(7,682)

Net equity transactions		1,299,309		1,870,418		1,072,356		507,898		1,843,985		(231,838)

Net change in contract owners’ equity		1,783,220		2,446,747		1,356,643		1,422,769		5,669,084		2,977,071

Contract owners’ equity at beginning of period		11,593,035		9,146,288		7,869,134		6,446,365		16,290,100		13,313,029

Contract owners’ equity at end of period		$13,376,255		11,593,035		9,225,777		7,869,134		21,959,184		16,290,100

CHANGE IN UNITS:

Beginning units		1,096,170		913,051		639,535		602,021		980,137		1,003,366

Units purchased		507,595		354,362		274,084		212,592		336,863		276,090

Units redeemed		(391,299)		(171,243)		(195,958)		(175,078)		(243,101)		(299,319)

Ending units		1,212,466		1,096,170		717,661		639,535		1,073,899		980,137

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

*	At December 31, 2024, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	6/8/2023
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)	6/30/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	7/17/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	8/24/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	8/24/2023
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)	9/8/2023
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)	9/19/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	9/19/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/7/2024
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	5/8/2024
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	5/20/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	6/3/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	6/6/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/6/2024
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)	6/6/2024
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)	6/7/2024
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	7/3/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	7/10/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	7/26/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	9/23/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	9/26/2024
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)	10/23/2024
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)		4/15/2024
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)		6/21/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024
DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024
WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024
WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024
MNCPS2	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	8/12/2024

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain subaccounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%
Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 1.60%
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 0.30%
Nationwide Lifetime Income Rider Plus Core Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory	Up to 0.40%
Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively.

Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$272,092	$1,105
ALVIVB	2,300	2,583
ALVPGB	417,223	27,617
ALVSVA	731,997	360,049
ALCAI2	3,807,228	846,680
SVDF	7,331	147,427
AAEIP3	12,462	61,975
ARLPE3	-	1,481
AMVAA4	2,784,694	1,663,325
AMVBC4	2,667,044	956,673
AMVBD4	4,549,971	1,237,766
AMVCB4	453,042	3,187
AMVGG4	10,726,733	542,728
AMVGI4	5,073,901	1,456,178
AMVGL4	280,862	82,906
AMVGR4	10,016,110	3,482,606
AMVGS4	518,691	142,964
AMVHI4	323,386	165,717
AMVI4	53,869	292,406
AMVNW4	1,603,535	739,154
AMVUA4	1,265,664	266,344
PIVF2	1,349,471	155,118
BRVDA3	21,508	69
BRVHY3	1,101,155	273,115
BRVTR3	1,587,026	953,063
CVN1IF	1,694,050	483,375
CVSBF	114,204	3,773
CLVGT2	277,349	23,056
CLVHY2	44,981	2,062
DWVSVS	1,135,904	418,943
DFVEA	5,726,500	651,045
DFVGB	2,211,816	441,722
DFVGMI	188,990	758,603
DFVIS	562,386	288,423
DFVIV	1,746,612	301,501
DFVSTF	2,566,011	2,151,983

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

DFVULV	2,362,671	1,424,554
DFVUTV	2,108,878	912,712
ETVFR	439,863	333,310
FB2	7,389,089	172,954
FC2	7,290,340	3,379,155
FEMS2	537,723	627,071
FG2	6,601,722	4,666,549
FGI2	1,839,548	446,260
FGO2	1,037,698	441,656
FIGBP2	2,252,854	2,298,513
FNRS2	926,847	350,559
FVFRHI	1,438,025	98,218
FVICA2	1,262,546	758,253
FVSIS2	3,188,408	2,320,340
FVSS2	1,467,369	1,094,498
FEOVF	632,711	348,469
FTVGI2	690	489
GVMSAS	361,601	149,214
GVSSCS	1,845,022	361,850
GVFRB	1,910,332	1,262,281
GVTRBE	859,424	2,440,247
RCPF	1,886	887
RFSF	67,695	202,752
RTEL	6,605	28,724
SBLP	145	32
IVRE	3,858	4,501
OVGIS	17,879	24,068
OVGSS	20,668	36,852
OVIG	53,054	70,744
WRENG	2,207	25,619
WRMCG	458,087	466,681
JABS	2,007,490	1,475,497
JAFBS	493,201	120,364
JAGSEI	74,968	8,082
JAGTS	6,839,026	927,390
JAIGS	215,856	102,154
JAMGS	1,044,876	229,614
JAWGS	131,156	4,980
JHEMV2	18,619	40,923
JHEVTN	109,382	60,318
LZREMS	5,698	4,243
LVCLGI	405,018	187,682
SBVSG2	466,047	381,933
LACIPS	237,848	38,553
LACMVS	502,405	41,207
LACVS	123,121	15,575
LOVBD	1,657,904	1,202,597
LOVTRC	662,038	286,703
MEGSS	1,456,700	664,983
MNDSC	742,360	60,993
MV2RIS	213,461	262,382
MV3MVS	892,863	225,260
MVFSC	1,250,560	596,421
MVIGSC	449,570	71,889
MVUSC	777,226	717,521
MGRFV	4,805	14,022
MSEMB	3,713	16,517
MSVEG2	227,667	249,726
DTRTFY	975,508	734,923
EIF	883,074	585,554

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

GBF	7,411	17,697
GEM2	50,086	14,905
GIG	692,743	752,310
GVDMA	61,223	176,693
GVDMC	33,960	562,483
GVEXD	35,327,756	9,910,134
GVIDA	466,676	262,647
GVIDC	402,364	327,853
GVIDM	470,914	439,123
GVIXY	4,395,361	1,151,546
HIBF	289,143	6,113
IDPG2	1,818,429	1,919,298
IDPGI2	633,401	653,592
MCIFD	5,512,242	1,973,046
MSBF	3,109,802	367,658
NAMAA2	16,209,924	6,305,334
NAMGI2	170,922	33,748
NCPG2	2,288,300	3,356,589
NCPGI2	320,899	43,512
NVAMV2	1,150,794	369,072
NVBXD	6,585,658	2,250,922
NVCCA2	5,196	31,099
NVCCN2	921,137	241,126
NVCMA2	93,811	37,902
NVCMC2	69,776	776,249
NVCMD2	142,601	38,679
NVCRA2	1,450,515	210,769
NVCRB2	947,208	103,726
NVDBL2	1,017,325	2,499,324
NVDCA2	11	20,129
NVFIY	359,989	248,828
NVGEY	410,786	1,588,440
NVLCPY	1,022,034	767,758
NVMGA2	63,070	7,447
NVMIG6	1,394	1,078
NVMIVZ	14,914	34,636
NVMLG1	294,707	344,668
NVMMG2	8,880	142,427
NVMMV1	749,713	99,026
NVNMO2	84,487	27,142
NVNSR2	323,660	100,032
NVRE2	218,341	420,124
NVSIXD	5,504,546	2,608,179
NVSTB2	71,219	1,401
SAM	73,116,033	63,321,124
SCF	65,762	65,576
SCGF2	300,896	74,022
SCVF	572,361	494,695
TRF2	481,691	297,221
MNCPS2	142,503	36,408
PMUBAM	367,171	114,391
PMVAAD	35,441	33,421
PMVEBA	102,046	73,204
PMVFAD	23,186	9,722
PMVFHA	11,085	36,181
PMVHYA	119,524	68,813
PMVID	6,551,798	1,947,414
PMVLDA	898,195	613,635
PMVLGA	774,475	225,087
PMVRRA	32,776	27,668

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PMVRSA	79,029	121,421
PMVTRA	2,174,627	637,709
PVSTA	3,162,351	2,521,738
PVDIB	68,593	100,769
PVGPB	16,653	364
PVIB	78,025	193,740
PVIGIB	76,171	117,640
PVNOB	199,244	16,591
PVTIGB	39,806	1,232
TRBCG2	3,228,890	3,425,058
TRHS2	796,379	459,147
TRMCG2	260,992	1,625
VEEMS	8,883	168,175
VVGGS	282,192	182,994
VWHAS	304,342	58,825
VVB	5,135,848	1,804,735
VVCG	822,389	576,697
VVDV	3,178,824	1,314,849
VVEI	25,979,642	23,025,544
VVEIX	57,005,987	26,762,718
VVG	8,104,945	2,570,323
VVGBI	430,760	38,389
VVHGB	12,841,599	5,478,916
VVHYB	843,379	197,902
VVI	2,330,085	677,377
VVMCI	4,066,302	3,203,980
VVREI	595,936	406,122
VVSCG	1,049,405	12,930
VVSTC	5,410,731	3,748,335
VVTISI	3,404,891	2,112,610
VVTSM	7,339,733	4,030,578

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.20%	24,415	$10.78	$263,259	0.00%	7.83%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.20%	2,146	12.83	27,526	2.31%	4.60%
2023	0.20%	2,209	12.27	27,093	0.69%	14.60%
2022	0.20%	2,682	10.70	28,699	4.40%	-13.97%
2021	0.20%	2,435	12.44	30,295	1.69%	10.63%
2020	0.20%	2,564	11.24	28,830	0.92%	2.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2024	0.20%	33,728	11.68	393,824	0.00%	16.76%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.20%	133,000	16.36	2,175,545	0.95%	9.80%
2023	0.20%	116,380	14.90	1,733,785	1.13%	16.95%
2022	0.20%	74,905	12.74	954,210	1.16%	-15.80%
2021	0.20%	53,030	15.13	802,281	0.84%	35.68%
2020	0.20%	16,258	11.15	181,288	0.68%	3.16%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	0.20%	228,966	27.07	6,197,112	0.00%	47.84%
2023	0.20%	111,126	18.31	2,034,487	0.00%	42.84%
2022	0.20%	57,337	12.82	734,864	0.00%	-36.65%
2021	0.20%	59,305	20.23	1,199,805	0.00%	18.89%
2020	0.20%	33,991	17.02	578,428	0.00%	41.47%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	0.20%	19,082	15.79	301,229	0.00%	17.90%
2023	0.20%	28,119	13.39	376,510	0.00%	19.90%
2022	0.20%	30,569	11.17	341,375	0.00%	-37.97%
2021	0.20%	26,900	18.00	484,294	0.00%	-5.23%
2020	0.20%	6,846	19.00	130,057	0.00%	62.33%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.20%	9,323	19.62	182,932	3.61%	40.31%
2023	0.20%	12,984	13.98	181,566	3.10%	13.68%
2022	0.20%	13,149	12.30	161,745	1.68%	17.09%
2021	0.20%	13,920	10.51	146,239	2.65%	37.50%	****
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2023	0.20%	91	15.57	1,411	0.00%	28.54%
2022	0.20%	1,285	12.11	15,561	9.97%	-29.05%
2021	0.20%	1,550	17.07	26,462	4.40%	23.69%
2020	0.20%	1,673	13.80	23,089	16.39%	9.03%	****
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2024	0.20%	318,604	16.51	5,258,602	2.21%	15.88%
2023	0.20%	263,645	14.24	3,755,265	2.15%	13.80%
2022	0.20%	240,176	12.52	3,006,207	1.65%	-13.83%
2021	0.20%	290,044	14.53	4,213,285	1.89%	14.61%
2020	0.20%	93,234	12.67	1,181,680	1.59%	11.93%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.20%	336,105	19.76	6,640,831	1.59%	18.61%
2023	0.20%	251,058	16.66	4,182,033	1.82%	16.74%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.20%	213,737	14.27	3,049,837	2.08%	-8.87%
2021	0.20%	136,288	15.66	2,133,959	1.30%	27.26%
2020	0.20%	98,902	12.30	1,216,892	1.99%	8.25%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2024	0.20%	810,464	10.62	8,608,584	4.76%	0.77%
2023	0.20%	531,391	10.54	5,600,988	3.59%	4.51%
2022	0.20%	408,504	10.08	4,119,738	2.96%	-12.92%
2021	0.20%	310,983	11.58	3,601,669	1.56%	-0.79%
2020	0.20%	113,272	11.67	1,322,258	3.13%	9.16%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2024	0.20%	40,763	10.91	444,763	2.47%	9.11%	****
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2024	0.20%	719,911	18.92	13,623,780	1.82%	13.16%
2023	0.20%	193,258	16.72	3,231,982	0.71%	22.05%
2022	0.20%	169,368	13.70	2,320,742	0.47%	-25.07%
2021	0.20%	157,040	18.29	2,871,728	0.20%	15.90%
2020	0.20%	87,157	15.78	1,375,110	0.18%	29.91%
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2024	0.20%	402,186	20.86	8,389,146	1.11%	23.67%
2023	0.20%	229,581	16.87	3,872,243	1.27%	25.57%
2022	0.20%	200,711	13.43	2,695,856	1.26%	-16.87%
2021	0.20%	134,615	16.16	2,175,067	1.11%	23.55%
2020	0.20%	63,691	13.08	832,912	1.66%	13.02%
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)
2024	0.20%	18,292	10.55	192,949	2.75%	5.48%	****
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2024	0.20%	675,266	27.55	18,602,419	0.17%	31.03%
2023	0.20%	416,613	21.02	8,758,932	0.17%	37.86%
2022	0.20%	416,314	15.25	6,348,840	0.11%	-30.25%
2021	0.20%	346,412	21.87	7,574,358	0.06%	21.44%
2020	0.20%	100,682	18.00	1,812,759	0.21%	51.41%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.20%	47,380	10.72	507,811	0.69%	1.91%
2023	0.20%	13,621	10.52	143,243	0.03%	15.56%
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.20%	28,383	13.54	384,373	6.25%	9.17%
2023	0.20%	17,546	12.41	217,662	7.90%	11.96%
2022	0.20%	8,060	11.08	89,308	5.42%	-9.71%
2021	0.20%	11,454	12.27	140,563	6.00%	7.97%
2020	0.20%	3,595	11.37	40,864	1.83%	7.52%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.20%	61,870	11.68	722,851	0.88%	2.72%
2023	0.20%	81,790	11.37	930,260	0.97%	15.33%
2022	0.20%	118,778	9.86	1,171,403	1.62%	-21.18%
2021	0.20%	87,532	12.51	1,095,195	2.84%	-1.91%
2020	0.20%	41,912	12.76	534,607	0.32%	13.43%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.20%	315,555	14.26	4,499,886	1.26%	6.12%
2023	0.20%	260,381	13.44	3,499,044	1.31%	15.44%
2022	0.20%	234,218	11.64	2,726,515	1.15%	-22.41%
2021	0.20%	215,450	15.00	3,232,334	0.74%	4.42%
2020	0.20%	108,626	14.37	1,560,689	0.04%	23.05%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2024	0.20%	120,898	9.80	1,185,132	5.29%	0.24%
2023	0.20%	23,229	9.78	227,163	3.74%	2.42%
2022	0.20%	9,389	9.55	89,654	3.21%	-4.52%	****
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	0.20%	110,470	11.30	1,248,390	0.37%	13.01%	****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2024	0.20%	1,791	10.95	19,616	2.92%	9.54%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.20%	127,493	13.19	1,682,220	6.33%	7.64%
2023	0.20%	68,506	12.26	839,769	6.24%	12.68%
2022	0.20%	61,492	10.88	668,978	4.98%	-10.73%
2021	0.20%	61,365	12.19	747,864	3.76%	5.00%
2020	0.20%	5,186	11.61	60,192	3.58%	6.82%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.20%	565,483	10.34	5,847,119	4.08%	0.93%
2023	0.20%	524,262	10.24	5,370,853	3.55%	5.20%
2022	0.20%	510,053	9.74	4,967,153	1.88%	-14.44%
2021	0.20%	529,909	11.38	6,031,401	1.28%	-1.89%
2020	0.20%	133,261	11.60	1,545,997	1.57%	8.33%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	0.20%	104,481	12.12	1,266,106	0.50%	21.18%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	0.20%	9,829	11.44	112,423	1.64%	14.38%	****
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.20%	22,124	12.25	271,038	0.00%	22.51%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2024	0.20%	6,712	12.89	86,510	6.72%	6.66%
2023	0.20%	3,589	12.08	43,366	6.03%	11.65%
2022	0.20%	2,324	10.82	25,153	5.14%	-10.96%
2021	0.20%	678	12.16	8,239	4.83%	4.58%	****
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.20%	103,223	15.54	1,604,162	0.55%	10.80%
2023	0.20%	60,607	14.03	850,099	0.54%	8.88%
2022	0.20%	63,300	12.88	815,476	0.48%	-12.53%
2021	0.20%	41,476	14.73	610,873	0.53%	33.75%
2020	0.20%	21,935	11.01	241,550	0.86%	-2.37%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2024	0.55%	506,346	18.52	9,376,378	2.66%	14.46%
2023	0.55%	236,935	16.18	3,833,061	2.90%	19.49%
2022	0.55%	132,677	13.54	1,796,347	1.99%	-14.15%
2021	0.55%	115,442	15.77	1,820,688	2.99%	23.69%
2020	0.55%	37,228	12.75	474,676	1.51%	11.54%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2024	0.55%	405,072	10.39	4,206,699	6.14%	4.80%
2023	0.55%	249,056	9.91	2,467,916	4.35%	4.48%
2022	0.55%	186,743	9.48	1,771,135	1.63%	-6.85%
2021	0.55%	138,929	10.18	1,414,487	1.58%	-1.58%
2020	0.55%	3,617	10.35	37,418	0.02%	0.90%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.55%	85,135	15.63	1,330,261	2.47%	11.37%
2023	0.55%	126,377	14.03	1,773,043	2.80%	14.10%
2022	0.55%	113,469	12.30	1,395,262	1.44%	-11.44%
2021	0.55%	121,774	13.89	1,690,905	2.06%	13.58%
2020	0.55%	2,728	12.23	33,351	1.18%	10.68%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2024	0.55%	99,949	13.56	1,355,652	3.63%	3.24%
2023	0.55%	85,140	13.14	1,118,494	3.37%	13.49%
2022	0.55%	91,868	11.58	1,063,465	2.81%	-18.09%
2021	0.55%	73,909	14.13	1,044,579	3.59%	13.94%
2020	0.55%	19,445	12.40	241,207	1.58%	8.81%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.55%	168,330	14.82	2,494,815	5.46%	6.03%
2023	0.55%	82,948	13.98	1,159,412	4.57%	17.21%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.55%	112,403	11.92	1,340,378	4.41%	-3.99%
2021	0.55%	88,704	12.42	1,101,679	6.16%	17.47%
2020	0.55%	15,999	10.57	169,158	2.16%	-2.30%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2024	0.55%	382,339	10.85	4,147,665	5.06%	4.90%
2023	0.55%	359,999	10.34	3,722,819	3.54%	4.41%
2022	0.55%	496,201	9.90	4,914,701	1.36%	-1.70%
2021	0.55%	389,525	10.08	3,924,724	0.01%	-0.74%
2020	0.55%	52,583	10.15	533,744	0.81%	0.05%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2024	0.55%	330,770	16.78	5,551,471	2.26%	12.76%
2023	0.55%	316,526	14.88	4,711,307	2.61%	10.32%
2022	0.55%	285,784	13.49	3,855,982	2.27%	-5.40%
2021	0.55%	278,229	14.26	3,968,286	2.32%	26.34%
2020	0.55%	80,602	11.29	909,927	2.61%	-1.92%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2024	0.55%	202,876	19.13	3,880,824	1.74%	7.54%
2023	0.55%	155,628	17.79	2,768,244	1.66%	19.38%
2022	0.55%	160,671	14.90	2,394,061	1.26%	-4.74%
2021	0.55%	182,489	15.64	2,854,386	2.08%	38.92%
2020	0.55%	54,176	11.26	610,006	3.20%	3.41%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.20%	203,557	12.57	2,558,206	7.88%	7.46%
2023	0.20%	210,655	11.69	2,463,532	8.22%	10.99%
2022	0.20%	192,777	10.54	2,031,231	4.73%	-2.93%
2021	0.20%	97,821	10.85	1,061,829	2.81%	3.42%
2020	0.20%	3,643	10.50	38,237	2.47%	1.80%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.20%	450,773	18.78	8,464,687	2.74%	15.40%
2023	0.20%	60,074	16.27	977,568	2.01%	20.99%
2022	0.20%	27,944	13.45	375,826	1.06%	-18.35%
2021	0.20%	25,043	16.47	412,513	0.71%	17.76%
2020	0.20%	11,670	13.99	163,245	1.10%	21.88%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.20%	307,383	25.45	7,823,047	0.03%	33.18%
2023	0.20%	179,222	19.11	3,424,887	0.27%	32.85%
2022	0.20%	190,810	14.38	2,744,675	0.29%	-26.63%
2021	0.20%	161,002	19.61	3,156,681	0.02%	27.26%
2020	0.20%	45,010	15.41	693,488	0.05%	29.97%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.20%	64,996	8.84	574,414	1.08%	9.49%
2023	0.20%	71,423	8.07	576,524	2.46%	9.27%
2022	0.20%	35,271	7.39	260,548	1.71%	-20.53%
2021	0.20%	30,875	9.30	286,992	2.80%	-7.05%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.20%	238,939	14.90	3,560,612	0.00%	29.81%
2023	0.20%	156,386	11.48	1,795,215	0.00%	35.62%
2022	0.20%	34,295	8.46	290,294	0.26%	-24.79%
2021	0.20%	23,309	11.26	262,351	0.00%	12.55%	****
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.20%	152,075	21.51	3,271,878	1.64%	21.71%
2023	0.20%	95,399	17.68	1,686,340	1.68%	18.13%
2022	0.20%	78,868	14.96	1,180,169	1.83%	-5.36%
2021	0.20%	56,383	15.81	891,504	2.89%	25.39%
2020	0.20%	20,375	12.61	256,933	1.89%	7.38%	****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2024	0.20%	94,608	12.83	1,213,525	0.00%	38.28%
2023	0.20%	41,783	9.28	387,582	0.00%	45.01%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.20%	33,600	6.40	214,930	0.00%	-38.44%
2021	0.20%	7,836	10.39	81,422	0.00%	3.91%	****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.20%	455,667	10.71	4,880,173	3.52%	1.29%
2023	0.20%	476,861	10.57	5,041,903	2.78%	5.79%
2022	0.20%	313,407	9.99	3,132,344	2.24%	-13.39%
2021	0.20%	284,298	11.54	3,280,520	2.09%	-1.09%
2020	0.20%	100,710	11.67	1,174,931	3.29%	8.94%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.20%	48,783	30.56	1,490,879	2.33%	3.81%
2023	0.20%	31,753	29.44	934,803	2.68%	0.50%
2022	0.20%	19,532	29.29	572,147	1.94%	62.54%
2021	0.20%	13,452	18.02	242,427	2.95%	54.52%
2020	0.20%	1,000	11.66	11,663	2.48%	16.63%	****
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	0.20%	139,396	11.66	1,625,285	9.88%	8.28%
2023	0.20%	28,271	10.77	304,401	7.82%	7.67%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2024	0.20%	131,046	10.78	1,412,446	0.66%	7.71%
2023	0.20%	84,134	10.01	841,938	0.20%	26.93%
2022	0.20%	55,143	7.88	434,759	0.10%	-26.72%
2021	0.20%	30,938	10.76	332,857	0.00%	7.59%	****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2024	0.20%	481,893	11.94	5,753,776	4.35%	5.57%
2023	0.20%	428,412	11.31	4,845,486	5.30%	8.96%
2022	0.20%	278,770	10.38	2,893,714	3.36%	-11.70%
2021	0.20%	290,529	11.76	3,415,200	3.37%	3.33%
2020	0.20%	81,934	11.38	932,147	4.52%	6.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.20%	95,847	12.70	1,216,898	0.89%	8.94%
2023	0.20%	77,582	11.65	904,155	1.05%	20.37%
2022	0.20%	11,737	9.68	113,644	1.87%	-3.18%	****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2024	0.20%	209,447	12.73	2,665,793	1.82%	5.88%
2023	0.20%	191,223	12.02	2,298,637	0.00%	9.86%
2022	0.20%	214,089	10.94	2,342,595	2.21%	-8.35%
2021	0.20%	197,122	11.94	2,353,435	1.13%	4.23%
2020	0.20%	62,264	11.45	713,177	2.46%	6.64%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.20%	781	7.66	5,988	0.00%	-11.55%
2023	0.20%	756	8.66	6,549	0.00%	2.68%
2022	0.20%	6,147	8.44	51,873	0.00%	-5.14%
2021	0.20%	750	8.90	6,673	0.00%	-5.18%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.20%	56,768	12.14	688,888	3.02%	3.08%
2023	0.20%	40,239	11.77	473,722	7.25%	7.55%
2022	0.20%	32,672	10.95	357,618	3.29%	-6.72%
2021	0.20%	26,472	11.73	310,639	2.88%	4.63%
2020	0.20%	711	11.22	7,974	1.87%	6.51%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2024	0.20%	132,641	16.65	2,208,973	1.19%	18.58%
2023	0.20%	50,545	14.04	709,870	0.80%	18.72%
2022	0.20%	44,449	11.83	525,833	0.10%	-19.80%
2021	0.20%	33,371	14.75	492,222	0.30%	23.25%
2020	0.20%	11,580	11.97	138,583	0.00%	8.15%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2024	0.20%	232,447	12.39	2,880,403	8.24%	6.61%
2023	0.20%	196,020	11.62	2,278,339	3.53%	10.90%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.20%	95,219	10.48	997,939	2.38%	-1.05%
2021	0.20%	42,243	10.59	447,420	3.31%	2.30%
2020	0.20%	104	10.35	1,077	0.00%	-0.19%	****
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2024	0.20%	216,468	10.80	2,337,273	4.12%	2.89%
2023	0.20%	374,804	10.49	3,933,331	3.75%	6.74%
2022	0.20%	246,112	9.83	2,419,667	2.91%	-16.31%
2021	0.20%	217,864	11.75	2,559,491	1.98%	-0.63%
2020	0.20%	64,346	11.82	760,746	1.38%	13.98%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	0.20%	1,185	13.53	16,024	1.55%	4.21%
2023	0.20%	1,122	12.98	14,564	1.33%	-3.49%
2022	0.20%	1,115	13.45	14,996	0.48%	-1.11%
2021	0.20%	2,368	13.60	32,209	0.60%	10.40%
2020	0.20%	1,815	12.32	22,363	0.83%	7.36%	****
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	0.20%	2,815	17.59	49,509	0.49%	22.02%
2023	0.20%	11,672	14.41	168,230	0.00%	13.68%
2022	0.20%	39,408	12.68	499,632	0.53%	-18.28%
2021	0.20%	16,270	15.51	252,412	0.33%	34.99%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	0.20%	3,953	11.25	44,467	1.05%	15.49%
2023	0.20%	5,964	9.74	58,090	1.39%	6.09%
2022	0.20%	992	9.18	9,109	0.27%	-26.00%
2021	0.20%	247	12.41	3,061	0.79%	8.77%
2020	0.20%	1,952	11.41	22,266	0.85%	9.28%	****
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2024	0.20%	89	12.75	1,130	6.15%	7.41%
2023	0.20%	85	11.87	1,003	5.97%	11.80%
2022	0.20%	85	10.61	902	6.53%	-9.88%
2021	0.20%	97	11.78	1,142	5.10%	5.20%
2020	0.20%	97	11.20	1,086	0.00%	4.43%	****
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	0.20%	3,731	9.76	36,411	2.54%	-2.00%
2023	0.20%	3,863	9.96	38,474	1.01%	8.83%
2022	0.20%	9,446	9.15	86,439	3.24%	-25.08%
2021	0.20%	2,909	12.21	35,533	1.60%	25.46%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2024	0.20%	8,996	20.53	184,662	0.00%	23.14%
2023	0.20%	10,346	16.67	172,466	0.52%	22.58%
2022	0.20%	10,140	13.60	137,894	1.16%	-20.47%
2021	0.20%	9,119	17.10	155,913	0.65%	26.98%
2020	0.20%	2,394	13.47	32,237	0.00%	13.47%	****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	0.20%	12,682	17.87	226,585	0.00%	15.55%
2023	0.20%	14,407	15.46	222,757	0.00%	34.18%
2022	0.20%	17,152	11.52	197,647	0.00%	-32.07%
2021	0.20%	20,871	16.96	354,062	0.00%	14.94%
2020	0.20%	8,051	14.76	118,826	0.42%	27.08%	****
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.20%	28,657	13.56	388,690	0.64%	-1.87%
2023	0.20%	31,949	13.82	441,589	0.54%	20.82%
2022	0.20%	38,895	11.44	444,955	0.00%	-27.27%
2021	0.20%	38,231	15.73	601,401	0.00%	10.00%
2020	0.20%	9,214	14.30	131,765	0.52%	21.26%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2023	0.20%	1,713	13.34	22,858	5.94%	3.81%
2022	0.20%	320	12.85	4,110	13.72%	50.17%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.20%	94,767	17.20	1,630,266	0.00%	2.00%
2023	0.20%	98,066	16.87	1,653,981	0.00%	19.38%
2022	0.20%	100,487	14.13	1,419,722	0.00%	-30.93%
2021	0.20%	101,393	20.46	2,074,045	0.00%	16.12%
2020	0.20%	48,681	17.62	857,519	0.00%	48.70%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.20%	98,359	16.76	1,648,071	1.89%	14.92%
2023	0.20%	64,251	14.58	936,837	1.77%	14.90%
2022	0.20%	70,039	12.69	888,766	0.90%	-16.78%
2021	0.20%	79,405	15.25	1,210,832	0.68%	16.68%
2020	0.20%	63,788	13.07	833,665	2.47%	13.80%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.20%	143,647	10.67	1,533,391	4.42%	1.42%
2023	0.20%	113,895	10.52	1,198,749	3.76%	5.08%
2022	0.20%	98,121	10.02	982,766	2.12%	-14.07%
2021	0.20%	81,171	11.66	946,145	1.88%	-1.31%
2020	0.20%	32,184	11.81	380,127	1.39%	10.03%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	0.20%	7,552	12.40	93,619	0.27%	10.84%
2023	0.20%	2,331	11.18	26,071	0.51%	11.84%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.20%	322,251	28.10	9,055,063	0.00%	31.49%
2023	0.20%	94,457	21.37	2,018,530	0.00%	53.97%
2022	0.20%	52,965	13.88	735,122	0.00%	-37.25%
2021	0.20%	47,187	22.12	1,043,685	0.11%	17.51%
2020	0.20%	23,874	18.82	449,383	0.00%	50.43%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.20%	28,187	10.68	300,972	1.32%	5.37%
2023	0.20%	16,881	10.13	171,073	0.88%	1.34%	****
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2024	0.20%	77,157	18.34	1,414,886	0.49%	15.09%
2023	0.20%	32,439	15.93	516,865	0.11%	17.54%
2022	0.20%	33,336	13.56	451,895	0.09%	-16.32%
2021	0.20%	22,245	16.20	360,342	0.17%	16.31%
2020	0.20%	29,011	13.93	404,045	0.04%	18.94%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	0.20%	11,603	11.25	130,535	0.26%	12.50%	****
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)
2024	0.30%	10,818	11.71	126,681	3.68%	-2.94%
2023	0.30%	12,849	12.07	155,035	1.37%	14.51%
2022	0.30%	14,409	10.54	151,828	2.75%	-12.14%
2021	0.30%	32,066	11.99	384,550	2.67%	10.75%
2020	0.30%	4,071	10.83	44,082	3.16%	3.05%	****
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2024	0.30%	6,244	10.64	66,425	5.47%	-2.73%
2023	0.30%	2,399	10.94	26,235	1.71%	9.37%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.20%	4,131	12.84	53,046	3.34%	7.22%
2023	0.20%	4,134	11.98	49,513	4.84%	22.03%
2022	0.20%	4,554	9.81	44,694	3.27%	-15.28%
2021	0.20%	4,747	11.59	54,995	1.97%	5.26%
2020	0.20%	4,348	11.01	47,856	2.55%	-1.47%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	0.20%	41,981	23.36	980,464	0.00%	27.63%
2023	0.20%	33,369	18.30	610,620	0.00%	43.74%
2022	0.20%	17,751	12.73	225,995	0.00%	-32.38%
2021	0.20%	23,499	18.83	442,412	0.00%	21.70%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	24,213	15.47	374,591	0.02%	30.48%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.20%	61,677	14.19	875,274	0.00%	4.03%
2023	0.20%	57,349	13.64	782,360	0.00%	7.91%
2022	0.20%	68,383	12.64	864,514	0.00%	-29.15%
2021	0.20%	57,135	17.84	1,019,501	0.00%	12.09%
2020	0.20%	20,084	15.92	319,724	0.00%	42.63%
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.20%	19,450	10.32	200,637	2.89%	3.16%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)
2024	0.20%	44,558	10.66	474,899	1.96%	6.58%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)
2024	0.20%	10,481	10.63	111,444	2.09%	6.33%	****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2024	0.20%	395,861	11.73	4,643,201	5.66%	6.50%
2023	0.20%	377,047	11.01	4,152,438	5.09%	6.34%
2022	0.20%	346,605	10.36	3,589,609	4.50%	-12.98%
2021	0.20%	320,966	11.90	3,819,703	3.66%	3.07%
2020	0.20%	115,971	11.55	1,339,008	5.56%	7.09%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.20%	157,015	10.57	1,659,495	5.55%	2.45%
2023	0.20%	128,554	10.32	1,326,182	4.83%	6.12%
2022	0.20%	106,672	9.72	1,036,938	3.68%	-14.22%
2021	0.20%	164,084	11.33	1,859,425	2.39%	-0.44%
2020	0.20%	107,963	11.38	1,228,913	3.45%	7.21%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2024	0.20%	82,764	23.79	1,968,977	0.00%	30.89%
2023	0.20%	53,086	18.18	964,887	0.00%	35.24%
2022	0.20%	38,104	13.44	512,119	0.00%	-31.94%
2021	0.20%	38,309	19.75	756,506	0.00%	22.99%
2020	0.20%	23,420	16.06	376,035	0.00%	31.27%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.20%	64,952	10.58	686,999	0.00%	5.77%	****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2024	0.20%	79,440	14.12	1,121,826	1.43%	2.58%
2023	0.20%	83,511	13.77	1,149,688	0.79%	12.60%
2022	0.20%	86,228	12.23	1,054,216	1.54%	-17.96%
2021	0.20%	103,718	14.90	1,545,734	0.89%	11.04%
2020	0.20%	1,634	13.42	21,930	0.00%	34.21%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2024	0.20%	63,759	20.66	1,317,226	1.07%	13.29%
2023	0.20%	33,464	18.24	610,258	1.60%	12.16%
2022	0.20%	35,988	16.26	585,124	0.81%	-9.19%
2021	0.20%	38,114	17.90	682,371	0.77%	30.34%
2020	0.20%	3,107	13.74	42,677	0.00%	37.36%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.20%	133,011	16.89	2,246,550	1.36%	11.13%
2023	0.20%	104,867	15.20	1,593,797	1.53%	7.42%
2022	0.20%	78,057	14.15	1,104,403	1.27%	-6.33%
2021	0.20%	56,151	15.10	848,148	1.33%	24.91%
2020	0.20%	16,439	12.09	198,794	0.86%	3.01%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.20%	35,461	12.18	431,990	1.09%	8.54%
2023	0.20%	5,335	11.22	59,873	0.79%	14.17%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2024	0.20%	34,276	14.86	509,216	1.74%	11.12%
2023	0.20%	32,528	13.37	434,892	4.22%	-2.52%
2022	0.20%	17,203	13.72	235,959	2.86%	0.28%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.20%	10,630	13.68	145,402	1.86%	13.60%
2020	0.20%	7,344	12.04	88,428	1.95%	5.41%
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2024	0.20%	4,544	12.23	55,564	1.47%	3.23%
2023	0.20%	5,423	11.85	64,245	1.35%	4.14%
2022	0.20%	8,309	11.38	94,522	1.52%	0.68%
2021	0.20%	7,484	11.30	84,561	0.00%	0.88%
2020	0.20%	5,903	11.20	66,119	0.00%	7.16%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2024	0.20%	1,803	11.16	20,131	10.80%	11.06%
2023	0.20%	3,270	10.05	32,862	8.92%	11.47%
2022	0.20%	3,570	9.02	32,188	7.67%	-18.97%
2021	0.20%	3,479	11.13	38,715	3.91%	-2.16%
2020	0.20%	95	11.37	1,081	2.65%	5.32%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2024	0.20%	67,537	8.45	570,384	0.00%	45.91%
2023	0.20%	68,115	5.79	394,271	0.00%	48.02%
2022	0.20%	34,117	3.91	133,413	0.00%	-60.24%
2021	0.20%	11,492	9.84	113,030	0.00%	-1.64%	****
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2024	0.20%	249,455	10.29	2,567,088	9.20%	3.42%
2023	0.20%	248,003	9.95	2,467,686	4.15%	5.75%
2022	0.45%	180,014	9.41	1,693,782	3.04%	-13.23%
2021	0.45%	176,432	10.84	1,913,127	3.00%	-0.45%
2020	0.45%	93,686	10.89	1,020,462	3.20%	3.63%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.20%	61,851	17.14	1,060,199	2.40%	9.64%
2023	0.20%	47,900	15.63	748,896	1.78%	11.76%
2022	0.20%	45,054	13.99	630,269	1.54%	-4.18%
2021	0.20%	46,343	14.60	676,584	1.78%	20.05%
2020	0.20%	13,767	12.16	167,423	3.20%	3.42%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.20%	4,398	10.01	44,006	2.96%	0.82%
2023	0.20%	5,535	9.92	54,933	2.68%	4.49%
2022	0.20%	5,832	9.50	55,396	1.39%	-12.73%
2021	0.20%	7,813	10.88	85,036	1.21%	-2.28%
2020	0.20%	11,353	11.14	126,436	1.45%	5.87%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.20%	6,635	9.93	65,910	1.56%	5.78%
2023	0.20%	2,938	9.39	27,595	2.12%	3.66%
2022	0.20%	346	9.06	3,136	0.82%	-9.40%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.20%	55,907	15.48	865,184	2.34%	11.08%
2023	0.20%	61,980	13.93	863,480	2.85%	21.46%
2022	0.20%	65,695	11.47	753,533	3.87%	-14.29%
2021	0.20%	62,866	13.38	841,348	2.83%	12.43%
2020	0.20%	45,145	11.90	537,368	1.93%	7.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.20%	6,147	15.32	94,179	0.00%	10.99%
2023	0.20%	14,546	13.80	200,793	0.00%	17.69%
2022	0.20%	14,113	11.73	165,529	0.00%	-18.44%
2021	0.20%	11,580	14.38	166,536	0.19%	13.40%
2020	0.20%	510	12.68	6,468	0.22%	12.10%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.20%	203,768	12.61	2,568,550	0.00%	5.87%
2023	0.20%	247,615	11.91	2,948,098	0.00%	11.02%
2022	0.20%	233,395	10.72	2,502,878	0.00%	-14.56%
2021	0.20%	138,634	12.55	1,740,053	0.27%	6.49%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.20%	29,193	11.79	344,067	0.15%	8.34%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	0.20%	2,442,279	22.77	55,616,684	1.40%	24.63%
2023	0.20%	1,237,818	18.27	22,618,078	1.81%	25.58%
2022	0.55%	843,629	14.55	12,275,232	1.49%	-18.65%
2021	0.55%	644,516	17.89	11,527,661	2.63%	27.79%
2020	0.55%	200,504	14.00	2,806,269	4.35%	17.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.20%	77,007	16.02	1,233,925	0.00%	12.41%
2023	0.20%	65,609	14.25	935,242	0.00%	19.14%
2022	0.20%	57,989	11.96	693,806	0.00%	-19.05%
2021	0.20%	33,541	14.78	495,737	0.13%	15.27%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.20%	121,398	11.39	1,382,875	0.00%	3.61%
2023	0.20%	114,355	10.99	1,257,225	0.00%	7.81%
2022	0.20%	105,940	10.20	1,080,313	0.00%	-12.37%
2021	0.20%	78,075	11.64	908,525	0.25%	2.55%
2020	0.20%	39,805	11.35	451,697	0.15%	6.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.20%	79,263	13.96	1,106,845	0.00%	8.80%
2023	0.20%	76,616	12.83	983,360	0.00%	14.49%
2022	0.20%	76,999	11.21	863,182	0.00%	-16.72%
2021	0.20%	147,020	13.46	1,979,020	0.20%	10.09%
2020	0.20%	19,807	12.23	242,175	0.00%	10.12%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2024	0.20%	445,659	13.76	6,132,936	4.43%	3.04%
2023	0.20%	229,052	13.36	3,059,007	4.74%	17.34%
2022	0.55%	49,560	11.38	564,064	4.78%	-14.61%
2021	0.55%	22,095	13.33	294,519	3.95%	10.38%
2020	0.55%	8,751	12.08	105,680	0.63%	7.07%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.20%	27,202	12.61	342,947	8.67%	6.06%
2023	0.20%	5,413	11.89	64,343	0.00%	12.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2024	0.20%	1,088,731	13.66	14,875,693	0.00%	8.90%
2023	0.20%	1,093,264	12.55	13,717,053	0.00%	12.73%
2022	0.20%	1,061,925	11.13	11,819,064	0.00%	-15.33%
2021	0.20%	687,989	13.14	9,043,371	0.20%	11.79%
2020	0.20%	366,132	11.76	4,305,214	0.16%	6.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2024	0.20%	206,111	12.62	2,600,113	0.00%	7.39%
2023	0.20%	207,028	11.75	2,432,045	0.00%	11.91%
2022	0.20%	163,944	10.50	1,720,989	0.00%	-14.34%
2021	0.20%	132,093	12.25	1,618,711	0.24%	7.36%
2020	0.20%	57,693	11.41	658,535	0.12%	4.35%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2024	0.20%	424,050	17.67	7,492,430	1.44%	13.42%
2023	0.20%	234,359	15.58	3,650,765	1.70%	15.87%
2022	0.55%	129,857	13.44	1,745,820	1.32%	-13.75%
2021	0.55%	136,498	15.59	2,127,578	1.68%	23.75%
2020	0.55%	72,250	12.60	910,012	8.12%	12.66%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.20%	239,957	13.55	3,252,517	13.89%	10.12%
2023	0.20%	47,111	12.31	579,888	9.26%	8.48%
2022	0.20%	12,950	11.35	146,936	3.26%	-2.49%
2021	0.20%	19,674	11.64	228,933	4.96%	5.03%
2020	0.20%	21,072	11.08	233,464	2.34%	3.85%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.20%	3,754,207	15.80	59,304,843	0.00%	15.89%
2023	0.20%	3,080,110	13.63	41,984,006	0.00%	16.99%
2022	0.20%	3,242,922	11.65	37,784,992	0.00%	-14.47%
2021	0.20%	1,825,210	13.62	24,863,385	0.00%	12.48%
2020	0.20%	595,532	12.11	7,212,199	1.94%	6.88%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2024	0.20%	15,672	18.97	297,353	0.00%	21.09%
2023	0.20%	8,863	15.67	138,867	0.00%	24.06%
2022	0.20%	9,607	12.63	121,334	0.00%	-15.58%
2021	0.20%	9,081	14.96	135,863	0.25%	22.21%
2020	0.20%	2,091	12.24	25,598	0.66%	6.77%	****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2024	0.20%	926,766	14.33	13,283,236	0.00%	10.86%
2023	0.20%	1,010,544	12.93	13,065,100	0.00%	12.20%
2022	0.20%	1,231,201	11.52	14,187,395	0.00%	-15.40%
2021	0.20%	986,931	13.62	13,442,793	0.16%	15.18%
2020	0.20%	498,415	11.83	5,893,976	0.91%	7.14%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2024	0.20%	115,076	13.19	1,518,247	0.00%	8.49%
2023	0.20%	93,408	12.16	1,135,913	0.00%	12.26%
2022	0.20%	127,894	10.83	1,385,380	0.00%	-14.00%
2021	0.20%	127,010	12.60	1,599,709	0.17%	9.86%
2020	0.20%	24,395	11.46	279,685	0.42%	4.83%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2024	0.20%	67,620	19.32	1,306,599	2.24%	14.89%
2023	0.20%	30,442	16.82	511,980	1.94%	8.44%
2022	0.20%	18,368	15.51	284,884	0.98%	-1.49%
2021	0.20%	12,204	15.74	192,151	1.10%	34.05%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2024	0.20%	545,111	10.15	5,533,277	3.98%	0.94%
2023	0.20%	132,132	10.06	1,328,791	3.51%	5.05%
2022	0.55%	92,042	9.57	881,098	1.38%	-13.71%
2021	0.55%	343,428	11.09	3,809,827	2.33%	-2.47%
2020	0.55%	18,753	11.37	213,303	0.68%	6.75%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2024	0.20%	33,328	15.88	529,339	0.00%	12.31%
2023	0.20%	35,321	14.14	499,527	0.00%	16.05%
2022	0.20%	11,083	12.19	135,071	0.00%	-15.22%
2021	0.20%	10,881	14.37	156,409	0.17%	15.53%
2020	0.20%	2,057	12.44	25,595	0.00%	11.24%	****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2024	0.20%	119,618	11.97	1,431,777	0.00%	4.89%
2023	0.20%	61,177	11.41	698,124	0.00%	8.61%
2022	0.20%	75,214	10.51	790,268	0.00%	-12.24%
2021	0.20%	69,644	11.97	833,843	0.24%	4.17%
2020	0.20%	33,186	11.49	381,418	0.26%	7.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2024	0.20%	32,149	16.84	541,439	0.00%	13.48%
2023	0.20%	29,113	14.84	432,064	0.00%	17.67%
2022	0.20%	38,890	12.61	490,508	0.00%	-15.30%
2021	0.20%	39,406	14.89	586,776	0.15%	17.82%
2020	0.20%	1,051	12.64	13,282	1.01%	12.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2024	0.20%	108,996	13.43	1,463,511	0.00%	7.60%
2023	0.20%	163,875	12.48	2,044,913	0.00%	11.48%
2022	0.20%	147,519	11.19	1,651,309	0.00%	-13.25%
2021	0.20%	54,120	12.90	698,318	0.15%	8.81%
2020	0.20%	30,983	11.86	367,400	0.58%	8.84%	****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2024	0.20%	23,294	15.10	351,634	0.00%	10.73%
2023	0.20%	16,364	13.63	223,085	0.00%	14.69%
2022	0.20%	40,682	11.89	483,574	0.00%	-14.30%
2021	0.20%	85,210	13.87	1,181,844	0.29%	13.24%	****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2024	0.20%	88,662	17.77	1,575,146	0.00%	15.14%
2023	0.20%	15,911	15.43	245,508	0.00%	19.30%
2022	0.20%	13,889	12.93	179,650	0.00%	-15.39%
2021	0.20%	5,825	15.29	89,037	0.15%	19.86%	****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2024	0.20%	419,965	14.15	5,940,929	0.00%	9.04%
2023	0.20%	359,704	12.97	4,666,776	0.00%	13.09%
2022	0.20%	364,188	11.47	4,177,877	0.00%	-13.87%
2021	0.20%	275,942	13.32	3,675,435	0.17%	10.77%
2020	0.20%	113,257	12.02	1,361,820	0.87%	9.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.20%	222,013	13.33	2,958,793	0.00%	7.58%
2023	0.20%	335,017	12.39	4,150,392	0.00%	12.81%
2022	0.20%	311,772	10.98	3,423,699	0.00%	-15.16%
2021	0.20%	213,814	12.94	2,767,537	0.36%	8.03%
2020	0.20%	32,584	11.98	390,421	0.06%	9.19%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.20%	1,583	14.74	23,332	0.00%	10.25%
2023	0.20%	2,975	13.37	39,760	0.00%	16.14%
2022	0.20%	5,120	11.51	58,921	0.00%	-17.73%
2021	0.20%	2,910	13.99	40,703	0.22%	11.94%
2020	0.20%	1,141	12.50	14,271	0.01%	11.40%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2024	0.20%	143,701	10.33	1,485,109	3.18%	1.16%
2023	0.20%	136,937	10.22	1,399,007	2.93%	5.43%
2022	0.55%	137,699	9.69	1,334,283	2.40%	-13.78%
2021	0.55%	106,239	11.24	1,194,038	1.83%	-2.13%
2020	0.55%	28,657	11.48	329,081	4.41%	7.16%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2024	0.20%	95,881	18.87	1,808,994	1.15%	15.95%
2023	0.20%	158,502	16.27	2,579,007	2.51%	20.67%
2022	0.55%	147,885	13.48	1,994,001	3.17%	-16.42%
2021	0.55%	23,124	16.13	373,064	3.13%	21.75%
2020	0.55%	479	13.25	6,348	1.87%	15.68%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	0.20%	77,658	10.62	825,083	3.53%	1.94%
2023	0.20%	54,087	10.42	563,714	6.15%	4.22%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2024	0.20%	18,206	13.38	243,654	0.00%	7.14%
2023	0.20%	13,956	12.49	174,324	0.00%	11.59%
2022	0.20%	17,724	11.19	198,397	0.00%	-15.01%
2021	0.20%	15,871	13.17	209,021	5.62%	4.22%
2020	0.20%	1,202	12.64	15,190	0.87%	14.32%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2024	0.20%	1,131	10.09	11,419	0.23%	-1.92%
2023	0.20%	1,098	10.29	11,304	0.03%	15.31%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2024	0.20%	14,958	11.08	165,810	5.57%	3.89%
2023	0.20%	17,550	10.67	187,255	1.19%	15.14%
2022	0.20%	10,237	9.27	94,868	0.00%	-6.31%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.20%	4,981	15.37	76,580	2.32%	25.81%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.20%	9,893	12.22	120,894	5.43%	22.20%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	0.20%	16,963	15.62	264,939	0.00%	17.84%
2023	0.20%	25,840	13.25	342,482	0.00%	20.20%
2022	0.20%	28,325	11.03	312,312	0.00%	-37.94%
2021	0.20%	23,871	17.77	424,119	0.00%	-5.12%
2020	0.20%	1,901	18.73	35,600	0.00%	60.18%	****
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.20%	57,671	15.68	904,485	1.85%	8.32%
2023	0.20%	17,291	14.48	250,345	2.01%	8.60%
2022	0.20%	8,590	13.33	114,515	1.53%	-2.79%
2021	0.20%	11,137	13.71	152,739	1.22%	23.95%
2020	0.20%	5,862	11.06	64,856	1.54%	-1.27%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2024	0.20%	9,437	20.68	195,156	0.34%	21.24%
2023	0.20%	9,639	17.06	164,413	0.43%	22.95%
2022	0.20%	10,687	13.87	148,266	0.35%	-17.28%
2021	0.20%	6,239	16.77	104,635	0.33%	26.17%
2020	0.20%	1,574	13.29	20,922	0.32%	13.17%	****
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.20%	64,959	16.66	1,082,262	0.19%	8.25%
2023	0.20%	59,713	15.39	919,010	0.28%	20.44%
2022	0.20%	77,836	12.78	994,615	0.54%	-23.10%
2021	0.20%	55,340	16.62	919,637	0.35%	26.50%
2020	0.20%	22,351	13.14	293,613	1.53%	13.11%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2024	0.20%	16,103	14.02	225,686	1.64%	10.27%
2023	0.20%	30,755	12.71	390,896	2.71%	12.42%
2022	0.20%	16,910	11.31	191,184	1.78%	-28.86%
2021	0.20%	8,069	15.89	128,246	1.22%	46.03%
2020	0.20%	4,607	10.88	50,137	0.99%	-5.88%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2024	0.20%	610,210	15.32	9,348,495	1.36%	11.13%
2023	0.20%	414,527	13.79	5,714,735	1.54%	16.33%
2022	0.55%	363,587	11.85	4,308,889	1.15%	-20.90%
2021	0.55%	330,193	14.98	4,946,789	1.36%	13.92%
2020	0.55%	121,845	13.15	1,602,417	3.16%	19.06%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.20%	6,577	10.42	68,502	5.27%	4.16%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.20%	3,048,991	11.18	34,092,054	4.73%	4.67%
2023	0.20%	2,274,528	10.68	24,297,147	4.65%	4.54%
2022	0.20%	1,850,906	10.22	18,913,567	1.65%	1.09%
2021	0.20%	616,152	10.11	6,228,018	0.00%	-0.20%
2020	0.20%	477,463	10.13	4,835,775	0.11%	0.04%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.20%	13,881	18.26	253,409	0.13%	12.86%
2023	0.20%	14,396	16.18	232,858	0.57%	13.76%
2022	0.20%	11,898	14.22	169,183	0.51%	-18.93%
2021	0.20%	7,671	17.54	134,545	0.00%	30.57%
2020	0.20%	2,731	13.43	36,683	0.02%	22.44%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)
2024	0.20%	28,837	17.43	502,658	0.00%	20.68%
2023	0.20%	14,972	14.44	216,253	0.00%	16.93%
2022	0.20%	7,567	12.35	93,468	0.00%	-30.64%
2021	0.20%	5,227	17.81	93,101	0.00%	9.83%
2020	0.20%	4,845	16.22	78,574	0.00%	40.23%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.20%	27,699	16.04	444,285	0.72%	6.32%
2023	0.20%	21,976	15.09	331,538	0.54%	17.22%
2022	0.20%	10,177	12.87	130,982	0.41%	-13.09%
2021	0.20%	2,991	14.81	44,292	0.00%	31.78%
2020	0.20%	755	11.24	8,485	0.04%	4.94%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2024	0.20%	24,424	17.37	424,358	0.97%	13.11%
2023	0.20%	14,180	15.36	217,830	1.07%	7.82%
2022	0.20%	16,099	14.25	229,368	0.33%	-8.84%
2021	0.20%	55,702	15.63	870,621	1.54%	21.33%
2020	0.20%	5,371	12.88	69,190	0.79%	9.83%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2024	0.20%	36,859	16.61	612,162	3.12%	8.04%
2023	0.20%	31,828	15.37	489,248	1.82%	8.26%
2022	0.20%	13,018	14.20	184,844	2.66%	-13.14%
2021	0.20%	31,292	16.35	511,546	0.44%	8.65%
2020	0.20%	2,079	15.05	31,281	0.10%	35.30%	****
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2024	0.20%	76,321	11.47	875,221	4.78%	5.40%
2023	0.20%	56,610	10.88	615,915	3.78%	6.87%
2022	0.20%	29,641	10.18	301,748	2.96%	-6.54%
2021	0.20%	17,267	10.89	188,093	2.11%	1.08%
2020	0.20%	889	10.78	9,580	2.71%	4.60%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2024	0.20%	9,034	13.13	118,598	6.55%	3.37%
2023	0.20%	9,474	12.70	120,320	2.75%	7.80%
2022	0.20%	7,982	11.78	94,036	8.05%	-12.04%
2021	0.20%	2,822	13.39	37,791	2.12%	15.81%	****
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	0.20%	11,405	11.32	129,112	6.53%	7.31%
2023	0.20%	9,550	10.55	100,749	5.71%	10.88%
2022	0.20%	8,063	9.52	76,720	4.82%	-15.88%
2021	0.20%	7,539	11.31	85,279	4.49%	-2.76%
2020	0.20%	3,325	11.63	38,676	3.40%	6.49%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2024	0.20%	2,517	8.80	22,160	3.48%	-3.69%
2023	0.20%	1,013	9.14	9,257	2.42%	5.89%
2022	0.20%	1,084	8.63	9,363	1.64%	-19.22%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	0.20%	9,606	11.07	106,329	3.60%	5.25%
2023	0.20%	12,294	10.52	129,287	2.60%	8.79%
2022	0.20%	10,199	9.67	98,588	1.54%	-10.33%
2021	0.20%	3,833	10.78	41,324	1.76%	-2.15%
2020	0.20%	2,234	11.02	24,614	0.26%	5.35%	****
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	0.20%	11,063	12.63	139,723	5.84%	6.67%
2023	0.20%	7,399	11.84	87,607	5.65%	11.98%
2022	0.20%	6,510	10.57	68,838	5.07%	-10.46%
2021	0.20%	5,947	11.81	70,230	4.45%	3.42%
2020	0.20%	6,156	11.42	70,280	1.89%	5.53%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2024	0.20%	1,270,358	11.97	15,207,851	5.86%	5.20%
2023	0.20%	940,827	11.38	10,706,303	5.29%	8.02%
2022	0.20%	796,923	10.53	8,395,434	3.73%	-7.96%
2021	0.20%	747,585	11.45	8,556,822	2.90%	1.79%
2020	0.20%	239,448	11.24	2,692,476	3.22%	6.30%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.20%	123,619	10.76	1,329,818	3.98%	4.29%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.20%	100,888	10.32	1,040,673	3.60%	4.75%
2022	0.20%	95,181	9.85	937,253	1.77%	-5.93%
2021	0.20%	64,335	10.47	673,439	0.59%	-1.13%
2020	0.20%	9,347	10.59	98,965	0.57%	2.78%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2024	0.20%	100,225	8.64	865,722	2.75%	-6.20%
2023	0.20%	41,919	9.21	386,030	2.38%	3.77%
2022	0.20%	29,635	8.87	262,980	2.07%	-29.02%
2021	0.20%	16,896	12.50	211,221	1.50%	-4.97%
2020	0.20%	3,598	13.16	47,335	1.39%	17.16%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	0.20%	17,147	11.56	198,143	2.62%	1.92%
2023	0.20%	17,165	11.34	194,608	2.96%	3.46%
2022	0.20%	15,563	10.96	170,544	7.01%	-12.08%
2021	0.20%	12,677	12.46	157,999	5.07%	5.38%
2020	0.20%	637	11.83	7,534	0.07%	11.49%
PIMCO Variable Insurance Trust - Commodity Real Return (R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.20%	21,483	14.44	310,170	2.12%	3.95%
2023	0.20%	24,870	13.89	345,428	14.99%	-8.04%
2022	0.20%	20,205	15.10	305,155	26.36%	8.40%
2021	0.20%	12,236	13.93	170,487	4.94%	33.08%
2020	0.20%	3,113	10.47	32,594	0.33%	1.15%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	0.20%	615,062	10.51	6,465,429	4.05%	2.33%
2023	0.20%	487,451	10.27	5,007,542	3.56%	5.71%
2022	0.20%	377,574	9.72	3,669,176	2.61%	-14.47%
2021	0.20%	437,416	11.36	4,969,874	1.83%	-1.46%
2020	0.20%	233,078	11.53	2,687,543	1.84%	8.43%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.20%	467,840	11.52	5,390,963	5.01%	5.84%
2023	0.20%	432,164	10.89	4,705,088	4.50%	5.68%
2022	0.20%	284,941	10.30	2,935,503	1.88%	-0.35%
2021	0.20%	123,040	10.34	1,272,028	1.01%	-0.26%
2020	0.20%	27,341	10.36	283,385	0.94%	2.04%
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2024	0.20%	48,507	10.58	512,981	5.97%	5.55%
2023	0.20%	54,510	10.02	546,161	7.11%	4.61%
2022	0.20%	71,965	9.58	689,292	4.82%	-2.54%
2021	0.20%	32,256	9.83	317,009	0.56%	-7.14%
2020	0.20%	26,316	10.58	278,503	5.07%	-1.10%
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)
2024	0.20%	1,459	11.23	16,396	0.00%	12.34%	****
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2024	0.20%	56,577	10.09	571,085	5.33%	2.11%
2023	0.20%	71,305	9.88	704,840	5.75%	4.49%
2022	0.20%	76,897	9.46	727,481	5.90%	-13.98%
2021	0.20%	92,463	11.00	1,016,937	1.06%	-4.78%
2020	0.20%	23,595	11.55	272,521	4.60%	5.52%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2024	0.20%	9,820	18.05	177,256	1.86%	5.00%
2023	0.20%	12,726	17.19	218,767	1.16%	18.44%
2022	0.20%	6,194	14.51	89,896	1.96%	-6.99%
2021	0.20%	6,319	15.60	98,600	0.00%	14.71%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.20%	26,276	14.30	375,681	0.17%	22.78%
2023	0.20%	12,022	11.65	139,997	0.00%	16.45%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.20%	6,018	10.45	62,914	1.94%	2.77%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.20%	2,457	10.17	24,995	0.03%	18.27%
2022	0.20%	1,836	8.60	15,794	0.00%	-14.94%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2024	0.20%	180,188	22.14	3,988,782	0.00%	34.90%
2023	0.20%	200,216	16.41	3,285,533	0.00%	48.66%
2022	0.20%	184,381	11.04	2,035,295	0.00%	-38.79%
2021	0.20%	140,636	18.03	2,536,014	0.00%	17.10%
2020	0.20%	88,420	15.40	1,361,647	0.00%	33.65%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.20%	132,963	15.11	2,008,476	0.00%	1.21%
2023	0.20%	121,592	14.92	1,814,690	0.00%	2.48%
2022	0.20%	116,072	14.56	1,690,378	0.00%	-12.86%
2021	0.20%	85,505	16.71	1,429,006	0.00%	12.60%
2020	0.20%	56,740	14.84	842,128	0.00%	29.01%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.20%	24,014	12.23	293,589	0.00%	8.82%
2023	0.20%	4,854	11.24	54,536	0.00%	12.35%	****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2024	0.20%	3,134	9.93	31,110	1.02%	0.73%
2023	0.20%	18,129	9.86	178,674	3.16%	9.22%
2022	0.20%	20,740	9.02	187,147	0.00%	-24.88%
2021	0.20%	33,899	12.01	407,173	1.01%	-12.39%
2020	0.20%	7,750	13.71	106,272	1.96%	16.66%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2024	0.20%	25,737	16.69	429,440	3.52%	14.18%
2023	0.20%	20,891	14.61	305,280	0.00%	10.19%
2022	0.20%	12,771	13.26	169,367	0.00%	-13.53%
2021	0.20%	11,733	15.34	179,943	12.38%	-14.18%
2020	0.20%	5,838	17.87	104,348	1.05%	38.35%	****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	0.20%	29,412	14.71	432,762	2.84%	-3.28%
2023	0.20%	14,151	15.21	215,277	2.59%	-4.03%
2022	0.20%	10,671	15.85	169,158	0.56%	7.91%
2021	0.20%	11,717	14.69	172,129	0.42%	18.44%
2020	0.20%	720	12.40	8,930	0.73%	18.59%	****
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2024	0.55%	547,112	15.89	8,693,932	1.95%	14.17%
2023	0.55%	352,415	13.92	4,905,050	1.99%	13.70%
2022	0.55%	386,129	12.24	4,726,717	1.55%	-14.77%
2021	0.55%	319,031	14.36	4,582,209	1.45%	18.36%
2020	0.55%	152,601	12.13	1,851,751	1.66%	10.07%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2024	0.55%	139,156	19.01	2,645,415	1.09%	12.79%
2023	0.55%	129,320	16.86	2,179,738	0.96%	27.28%
2022	0.55%	95,130	13.24	1,259,760	0.75%	-15.95%
2021	0.55%	93,868	15.76	1,478,896	0.66%	20.88%
2020	0.55%	52,633	13.03	686,043	0.57%	16.83%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2024	0.55%	307,263	18.82	5,783,762	1.33%	14.25%
2023	0.55%	220,845	16.48	3,638,434	1.14%	19.47%
2022	0.55%	164,585	13.79	2,269,670	1.03%	-11.97%
2021	0.55%	178,241	15.67	2,792,333	0.39%	29.75%
2020	0.55%	40,745	12.07	491,956	0.19%	11.17%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.55%	707,509	17.07	12,074,074	2.43%	14.49%
2023	0.55%	589,198	14.91	8,782,719	2.55%	7.51%
2022	0.55%	551,198	13.87	7,642,578	2.54%	-1.21%
2021	0.55%	546,815	14.03	7,674,306	1.44%	24.64%

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.55%	201,868	11.26	2,273,052	2.81%	2.68%
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2024	0.55%	2,192,764	21.22	46,533,920	0.83%	24.15%
2023	0.55%	696,162	17.09	11,899,569	1.30%	25.43%
2022	0.55%	471,126	13.63	6,420,574	1.23%	-18.68%
2021	0.55%	372,951	16.76	6,249,942	0.96%	27.84%
2020	0.55%	194,761	13.11	2,552,959	1.60%	17.55%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2024	0.55%	584,271	22.46	13,120,621	0.22%	32.40%
2023	0.55%	315,502	16.96	5,351,180	0.24%	39.37%
2022	0.55%	258,691	12.17	3,148,183	0.00%	-33.73%
2021	0.55%	255,905	18.36	4,699,433	0.02%	17.21%
2020	0.55%	103,064	15.67	1,614,700	0.45%	42.31%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2024	0.55%	63,460	10.08	639,783	1.78%	1.47%
2023	0.55%	25,520	9.94	253,553	1.81%	5.94%
2022	0.55%	28,279	9.38	265,224	3.17%	-13.60%
2021	0.55%	38,206	10.86	414,749	0.66%	-2.38%
2020	0.55%	7,178	11.12	79,820	0.00%	6.09%	****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.55%	3,249,273	10.03	32,600,995	2.49%	0.68%
2023	0.55%	2,580,149	9.97	25,711,382	2.33%	5.00%
2022	0.55%	2,164,356	9.49	20,540,940	2.02%	-13.69%
2021	0.55%	1,930,266	11.00	21,224,698	1.42%	-2.26%
2020	0.55%	840,757	11.25	9,458,133	1.11%	6.99%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.55%	117,458	12.14	1,425,681	4.55%	5.86%
2023	0.55%	67,219	11.47	770,717	4.77%	11.06%
2022	0.55%	60,736	10.32	627,060	5.21%	-9.86%
2021	0.55%	89,411	11.45	1,024,076	2.87%	3.11%
2020	0.55%	42,579	11.11	472,973	1.54%	5.09%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.55%	314,445	14.42	4,535,184	0.96%	8.41%
2023	0.55%	207,950	13.30	2,766,548	1.51%	14.03%
2022	0.55%	196,856	11.67	2,296,787	1.21%	-30.50%
2021	0.55%	143,389	16.79	2,407,297	0.20%	-2.08%
2020	0.55%	57,544	17.15	986,621	0.65%	56.72%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.55%	474,715	16.83	7,988,775	1.16%	14.44%
2023	0.55%	432,708	14.71	6,362,978	1.51%	15.20%
2022	0.55%	432,691	12.77	5,523,349	1.06%	-19.27%
2021	0.55%	371,480	15.81	5,873,544	0.81%	23.67%
2020	0.55%	154,792	12.78	1,978,953	1.87%	17.42%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2024	0.55%	149,788	12.25	1,834,372	2.96%	4.17%
2023	0.55%	141,252	11.76	1,660,655	2.26%	11.09%
2022	0.55%	115,001	10.58	1,217,089	1.70%	-26.70%
2021	0.55%	187,050	14.44	2,700,700	1.06%	39.44%
2020	0.55%	65,373	10.35	676,920	0.76%	-5.37%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2024	0.55%	96,097	11.10	1,066,815	0.00%	11.01%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2024	0.55%	1,212,466	11.03	13,376,255	3.58%	4.31%
2023	0.55%	1,096,170	10.58	11,593,035	1.87%	5.58%
2022	0.55%	913,051	10.02	9,146,288	1.80%	-6.24%
2021	0.55%	873,565	10.68	9,332,957	1.41%	-1.00%
2020	0.55%	327,980	10.79	3,539,434	1.70%	4.92%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.55%	717,661	12.86	9,225,777	2.85%	4.48%
2023	0.55%	639,535	12.30	7,869,134	2.75%	14.91%
2022	0.55%	602,021	10.71	6,446,365	3.21%	-16.47%
2021	0.55%	477,611	12.82	6,122,866	1.27%	7.93%
2020	0.55%	177,918	11.88	2,113,219	1.12%	10.57%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2024	0.55%	1,073,899	20.45	21,959,184	1.26%	23.03%
2023	0.55%	980,137	16.62	16,290,100	1.17%	25.26%
2022	0.55%	1,003,366	13.27	13,313,029	1.11%	-20.03%
2021	0.55%	698,860	16.59	11,595,557	0.88%	24.95%
2020	0.55%	360,845	13.28	4,791,709	0.76%	19.89%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.
The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.